UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23101

American Funds Strategic Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Becky L. Park

American Funds Strategic Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Strategic Bond Fund Semi-annual report for the six months ended June 30, 2023

Our distinctive
approach relies
on flexibility in the
pursuit of enhanced
long-term results

American Funds Strategic Bond Fund seeks to provide maximum total return consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 3.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are total returns on a $1,000 investment for the periods ended June 30, 2023 (the most recent calendar quarter-end):

	1 year	5 years	Lifetime (since 3/18/16)

Class F-2 shares	–4.22%	2.41%	2.24%
Class A shares (reflecting 3.75% maximum sales charge)	–8.20	1.34	1.43

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.43% for Class F-2 shares and 0.73% for Class A shares as of the prospectus dated March 1, 2023. Expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 5.39% for Class F-2 shares and 4.89% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 3.75% maximum sales charge.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. Investing outside the United States involves additional risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Strategic Bond Fund for the periods ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ANBFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

34	Financial statements

38	Notes to financial statements

55	Financial highlights

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 3/18/16)

American Funds Strategic Bond Fund (Class F-2 shares)	–0.30%	–4.22%	–3.72%	2.41%	2.24%
American Funds Strategic Bond Fund (Class A shares)	–0.56	–4.60	–4.00	2.13	1.96
Bloomberg U.S. Aggregate Index*	2.09	–0.94	–3.96	0.77	0.81
Lipper Core Plus Bond Funds Average†	2.32	–0.38	–3.23	1.02	1.29

Past results are not predictive of results in future periods.

*	Source: Bloomberg Index Services Limited. The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website. Lipper Core Plus Bond Funds Average is composed of funds that invest at least 65% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

American Funds Strategic Bond Fund	1

Investment portfolio June 30, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	25.37%
AAA/Aaa	35.11
AA/Aa	5.01
A/A	8.99
BBB/Baa	11.54
Below investment grade	11.94
Unrated	.01
Short-term securities & other assets less liabilities	2.03
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.96%	Principal amount (000)			Value (000)
Mortgage-backed obligations 36.44%
Federal agency mortgage-backed obligations 31.73%
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	USD	3,069		$2,721
Fannie Mae Pool #CA7737 2.50% 11/1/2050[1]		43,484		37,057
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		29,477		24,267
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]		9,077		7,509
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]		7,663		6,540
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]		30,472		25,997
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]		142,294		125,802
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		46,109		40,857
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		5,672		5,026
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]		11,674		9,659
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		4,489		3,977
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		8,313		7,366
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		1,113		956
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		1,112		954
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		1,098		942
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		533		457
Fannie Mae Pool #BW7702 4.50% 9/1/2052[1]		—	[2]	—	[2]
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		4,854		4,761
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		81		82
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		50		51
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		36		36
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		23,033		22,582
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		3,183		2,822
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]		9,776		8,087
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		1,012		870
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		16,267		14,409

2	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]	USD	540	$463
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		38,779	38,031
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		75	73
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		7,861	7,711
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		209	205
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		2,576	2,525
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		498	505
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		478	485
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		304	307
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		212	217
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		33,249	32,598
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]		24,762	21,105
Government National Mortgage Assn. 2.50% 7/1/2053[1,3]		15,466	13,395
Government National Mortgage Assn. 4.00% 7/1/2053[1,3]		2,469	2,337
Government National Mortgage Assn. 4.00% 8/1/2053[1,3]		160,000	151,519
Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,3]		99,245	80,958
Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,3]		11,750	9,965
Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,3]		34,654	30,505
Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,3]		207,900	189,473
Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,3]		407,529	382,488
Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,3]		1,454,880	1,398,844
Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,3]		1,522,345	1,491,779
Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,3]		79,440	80,148
Uniform Mortgage-Backed Security 2.00% 8/1/2053[1,3]		280,800	229,389
Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,3]		298,480	253,521
Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,3]		211,220	186,195
Uniform Mortgage-Backed Security 3.50% 8/1/2053[1,3]		102,100	93,146
Uniform Mortgage-Backed Security 4.00% 8/1/2053[1,3]		557,610	523,783
Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,3]		115,560	116,562
			5,692,019

Commercial mortgage-backed securities 2.88%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.466% 11/15/2055[1,4]		17,059	16,792
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.466% 11/15/2055[1,4]		3,591	3,188
3650R Commercial Mortgage Trust, Series 2022-PF2, Class AS, 5.466% 11/15/2055[1,4]		2,000	1,877
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.719% 5/15/2053[1,4]		1,500	1,262
Arbor Multi Family Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511% 10/15/2054[1,5]		375	278
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.986% 7/15/2049[1,4]		2,500	2,171
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 6.878% 6/15/2028[1]		2,910	3,007
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.403% 7/15/2028[1,4]		2,288	2,136
Bank Commercial Mortgage Trust, Series 2021-BN35, Class B, 2.528% 8/15/2031[1,4]		5,000	3,584
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.937% 11/15/2032[1,4]		2,000	1,652
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.937% 11/15/2032[1,4]		1,111	1,032
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.623% 12/15/2052[1,4]		2,994	2,320
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.327% 8/15/2055[1,4]		1,750	1,520
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]		1,873	1,806
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.489% 2/15/2056[1,4]		512	444
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.625% 3/15/2056[1,4]		3,004	3,015
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.625% 3/15/2056[1,4]		2,094	1,977
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.146% 9/15/2060[1,4]		989	803
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[1,4]		1,905	1,445
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.467% 1/15/2063[1,4]		1,451	1,067
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[1,4]		2,715	1,945
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.507% 3/15/2064[1,4]		750	613
Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.507% 3/15/2064[1,4]		727	558
Bank Commercial Mortgage Trust, Series 2021-BN36, Class B, 2.867% 9/15/2064[1]		5,750	4,252
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,5]		500	465
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,5]		800	732
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.716% 4/14/2033[1,4,5]		500	453
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class B, 4.089% 2/15/2050[1]		3,564	3,131

American Funds Strategic Bond Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[1,4]	USD	2,054	$1,776
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.347% 12/15/2055[1,4]		5,194	4,558
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.546% 4/15/2056[1,4]		721	702
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.598% 4/15/2056[1,4]		2,451	2,222
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.828% 7/15/2056[1,4]		1,411	1,316
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[1,4]		1,500	1,223
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[1]		500	362
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.593% 5/15/2055[1,4]		2,407	1,762
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.995% 5/15/2055[1,4]		3,995	4,003
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.995% 5/15/2055[1,4]		2,475	2,329
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[1,4]		2,500	2,105
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.453% 4/15/2056[1,4]		3,995	3,841
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.453% 4/15/2056[1,4]		1,998	1,737
Benchmark Mortgage Trust, Series 2019-B13, Class B, 3.335% 8/15/2057[1,4]		4,087	3,248
BMO Mortgage Trust, Series 2023-C4, Class B, 5.592% 2/15/2056[1,4]		948	868
BMO Mortgage Trust, Series 2023-C5, Class B, 6.477% 6/15/2056[1,4]		1,561	1,616
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[1,4]		665	632
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,4,5]		589	586
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.466% 5/15/2039[1,4,5]		7,449	7,370
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.288% 6/15/2027[1,4,5]		3,000	2,993
BX Trust, Series 2021-MFM1, Class B, (1-month USD-LIBOR + 0.95%) 6.211% 1/15/2034[1,4,5]		4,542	4,439
BX Trust, Series 2021-SDMF, Class C, (1-month USD-LIBOR + 0.888%) 6.081% 9/15/2034[1,4,5]		4,900	4,657
BX Trust, Series 2021-SDMF, Class E, (1-month USD-LIBOR + 1.587%) 6.78% 9/15/2034[1,4,5]		1,041	981
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[1,4,5]		22,871	22,159
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[1,4,5]		5,810	5,572
BX Trust, Series 2021-VOLT, Class D, (1-month USD-LIBOR + 1.65%) 6.843% 9/15/2036[1,4,5]		1,660	1,573
BX Trust, Series 2021-VOLT, Class E, (1-month USD-LIBOR + 2.00%) 7.193% 9/15/2036[1,4,5]		2,820	2,668
BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[1,4,5]		14,919	14,384
BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[1,4,5]		14,940	14,380
BX Trust, Series 2021-ARIA, Class D, (1-month USD-LIBOR + 1.895%) 7.089% 10/15/2036[1,4,5]		3,450	3,302
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.986% 4/15/2037[1,4,5]		3,966	3,814
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[1,4,5]		4,221	4,095
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[1,4,5]		4,528	4,376
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[1,4,5]		11,755	11,304
BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[1,4,5]		2,030	1,982
BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[1,4,5]		10,285	10,030
BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[1,4,5]		2,354	2,284
BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[1,4,5]		4,865	4,704
BX Trust, Series 2021-ACNT, Class E, (1-month USD-LIBOR + 2.197%) 7.39% 11/15/2038[1,4,5]		695	671

4	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[1,4,5]	USD	3,712	$3,614
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 6.987% 2/15/2039[1,4,5]		1,000	980
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.108% 2/15/2039[1,4,5]		6,499	6,194
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.237% 2/15/2039[1,4,5]		6,500	6,272
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[1,4,5]		4,154	4,148
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.096% 8/15/2039[1,4,5]		4,087	4,069
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.844% 8/15/2039[1,4,5]		4,361	4,333
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 9.84% 8/15/2039[1,4,5]		6,981	6,988
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.811% 10/15/2039[1,4,5]		1,964	1,959
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.36% 10/15/2039[1,4,5]		1,244	1,240
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.208% 10/15/2039[1,4,5]		338	336
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.323% 6/15/2040[1,4,5]		2,500	2,500
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 9.833% 6/15/2040[1,4,5]		6,500	6,473
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,5]		1,302	1,077
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044[1,4,5]		2,250	1,844
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044[1,4,5]		2,968	2,501
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.239% 3/15/2035[1,4,5]		2,985	2,944
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.335% 3/15/2035[1,4,5]		9,692	9,549
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,4,5]		13,524	13,525
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028[1,4,5]		5,926	5,591
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 6/10/2028[1,4,5]		980	945
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,5]		2,522	2,392
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.567% 2/10/2048[1,4]		5,640	5,130
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.277% 4/10/2048[1,4]		2,500	2,262
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class B, 4.28% 3/10/2051[1,4]		2,300	1,972
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]		675	504
COMM Mortgage Trust, Series 2020-CX, Class D, 2.773% 11/10/2046[1,4,5]		415	310
Commercial Mortgage Trust, Series 2014-CR14, Class AM, 4.526% 2/10/2047[1,4]		1,678	1,630
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[1]		195	189
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 12/10/2047[1]		655	603
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.582% 12/10/2047[1,4]		232	191
Commercial Mortgage Trust, Series 2013-CR11, Class C, 5.297% 8/10/2050[1,4,5]		1,000	988
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.799% 11/15/2048[1,4]		1,827	1,641
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[1,4,5]		4,046	3,971
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[1,4,5]		3,692	3,607
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[1,4,5]		4,724	4,605
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[1,4,5]		9,770	9,515
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.618% 2/10/2056[1,4]		2,477	2,436
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.618% 2/10/2056[1,4]		1,361	1,247
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class E, 4.095% 12/10/2036[1,4,5]		6,500	6,074

American Funds Strategic Bond Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 4.095% 12/10/2036[1,4,5]	USD	1,545	$1,462
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,5,6]		2,434	2,407
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.048%) 7.194% 12/15/2036[1,4,5]		2,212	2,171
GS Mortgage Securities Trust, Series 2022-SHIP, Class B, (1-month USD CME Term SOFR + 1.424%) 6.571% 8/15/2024[1,4,5]		293	291
GS Mortgage Securities Trust, Series 2022-SHIP, Class D, (1-month USD CME Term SOFR + 1.607%) 6.754% 8/15/2024[1,4,5]		339	333
GS Mortgage Securities Trust, Series 2022-SHIP, Class C, (1-month USD CME Term SOFR + 1.919%) 8.393% 8/15/2036 (1-month USD CME Term SOFR + 2.419% on 8/15/2023)[1,5,6]		151	150
GS Mortgage Securities Trust, Series 2015-GC32, Class AS, 4.018% 7/10/2048[1,4]		240	225
GS Mortgage Securities Trust, Series 2016-GS2, Class B, 3.759% 5/10/2049[1,4]		116	103
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.855% 5/10/2049[1,4]		1,503	1,315
GS Mortgage Securities Trust, Series 2018-GS10, Class C, 4.553% 7/10/2051[1,4]		5,000	3,909
GS Mortgage Securities Trust, Series 2020-GC45, Class B, 3.405% 2/13/2053[1]		100	80
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]		3,000	2,753
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,5]		300	278
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class B, (1-month USD CME Term SOFR + 2.744%) 7.891% 10/15/2039[1,4,5]		818	812
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class C, (1-month USD CME Term SOFR + 3.493%) 8.64% 10/15/2039[1,4,5]		1,091	1,083
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.433% 8/15/2037[1,4,5]		1,970	1,974
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 8.832% 8/15/2037[1,4,5]		780	779
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class B, 4.927% 11/15/2045[1,4]		1,601	1,564
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]		3,928	3,139
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,5]		4,338	3,421
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[1,4,5]		7,669	5,868
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,5]		11,522	9,007
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[1,4,5]		1,856	1,826
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.284% 8/15/2046[1,4]		8,200	8,171
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class B, 5.102% 10/15/2046[1,4]		1,000	993
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 5.227% 2/15/2047[1,4]		304	296
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[1,4]		298	286
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]		6,108	5,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]		967	904
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]		1,016	961
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033[1,4]		1,231	1,258
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.906% 5/15/2033[1,4]		1,132	1,048
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[1,4,5]		3,762	3,639
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (1-month USD-LIBOR + 3.75%) 8.90% 3/25/2050[1,4,5]		9,635	9,258
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.817% 1/25/2051[1,4,5]		910	823
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.067% 11/25/2051[1,4,5]		5,000	4,558
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,5]		2,800	2,592
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.845% 2/10/2032[1,5]		1,000	896

6	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
OPG Trust, Series 2021-PORT, Class D, (1-month USD-LIBOR + 1.131%) 6.324% 10/15/2036[1,4,5]	USD	982	$932
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]		21,061	16,932
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[1,4,5]		10,450	10,149
SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[1,4,5]		5,813	5,610
SREIT Trust, Series 2021-MFP, Class D, (1-month USD-LIBOR + 1.578%) 6.771% 11/15/2038[1,4,5]		250	241
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[1,4,5]		2,030	1,969
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.097% 1/15/2039[1,4,5]		8,500	8,043
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]		1,961	1,851
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]		3,989	3,766
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.448% 10/15/2050[1,4]		4,000	3,377
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[1]		1,451	1,266
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class B, 4.904% 1/15/2052[1,4]		365	327
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[1]		2,500	1,834
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.696% 9/15/2058[1,4]		4,000	3,595
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 5.111% 1/15/2059[1,4]		2,745	2,465
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class B, 4.371% 9/15/2057[1,4]		2,000	1,823
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[1,4,5]		3,293	3,297
			516,318

Collateralized mortgage-backed obligations (privately originated) 1.83%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]		8,358	7,581
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,5]		4,375	3,880
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]		7,771	6,808
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,5,6]		28,681	25,682
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,5]		4,009	3,772
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,5]		8,100	7,445
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,5]		4,299	4,121
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]		2,597	2,323
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,5]		3,653	3,466
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,5]		1,647	1,558
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,5]		1,647	1,539
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,5,6]		3,836	3,379
Connecticut Avenue Securities, Series 2023-R04, Class 1B1, (30-day Average USD-SOFR + 5.35%) 10.417% 5/25/2043[1,4,5]		1,015	1,043
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (1-month USD-LIBOR + 4.40%) 9.55% 1/25/2024[1,4]		1,523	1,550
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (1-month USD-LIBOR + 4.90%) 10.05% 11/25/2024[1,4]		1,673	1,740
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (1-month USD-LIBOR + 6.00%) 11.15% 9/25/2028[1,4]		896	942
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1EB1, (1-month USD-LIBOR + 1.25%) 6.40% 7/25/2029[1,4]		653	655
Connecticut Avenue Securities Trust, Series 2017-C01, Class 1B1, (1-month USD-LIBOR + 5.75%) 10.90% 7/25/2029[1,4]		490	550
Connecticut Avenue Securities Trust, Series 2018-R07, Class 1B1, (1-month USD-LIBOR + 4.35%) 9.50% 4/25/2031[1,4,5]		3,742	3,982
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[1,4,5]		991	1,010

American Funds Strategic Bond Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[1,4,5]	USD	9,798	$9,862
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.617% 5/25/2043[1,4,5]		1,016	1,039
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1B1, (30-day Average USD-SOFR + 4.75%) 12.217% 6/25/2043[1,4,5]		514	526
Credit Suisse Mortgage Trust, Series 2020-NET, Class C, 3.526% 8/15/2037[1,5]		1,000	879
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,5]		3,320	2,778
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]		5,355	5,373
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[1,5]		871	911
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,5]		981	964
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN1, Class M2, (1-month USD-LIBOR + 7.15%) 12.30% 7/25/2023[1,4]		4,060	4,076
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[1,4]		794	803
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (1-month USD-LIBOR + 4.70%) 9.85% 4/25/2028[1,4]		1,735	1,818
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M3, (1-month USD-LIBOR + 4.65%) 9.80% 10/25/2028[1,4]		1,767	1,852
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M3, (1-month USD-LIBOR + 5.00%) 10.15% 12/25/2028[1,4]		191	204
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA4, Class M3, (1-month USD-LIBOR + 3.80%) 8.95% 3/25/2029[1,4]		443	461
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.567% 10/25/2041[1,4,5]		3,250	3,171
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.367% 2/25/2042[1,4,5]		3,556	3,537
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[1,4,5]		8,753	8,781
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.967% 4/25/2042[1,4,5]		3,000	2,999
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[1,4,5]		251	253
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.417% 5/25/2042[1,4,5]		2,050	2,075
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[1,4,5]		3,508	3,573
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, (30-day Average USD-SOFR + 4.50%) 9.567% 6/25/2042[1,4,5]		1,000	1,051
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[1,4,5]		1,216	1,224
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[1,4,5]		3,344	3,452
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (1-month USD-LIBOR + 8.15%) 13.30% 7/25/2049[1,4,5]		4,324	4,665
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[1,4,5]		1,433	1,434
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[1,4,5]		1,451	1,456
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[1,4,5]		12,734	13,716
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (1-month USD-LIBOR + 10.00%%) 15.15% 7/25/2050[1,4,5]		1,222	1,528
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[1,4,5]		16,669	18,529
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (1-month USD-LIBOR + 10.00%) 15.15% 8/25/2050[1,4,5]		1,500	1,909
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 7.622% 10/25/2050[1,4,5]		1,675	1,704
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.322% 10/25/2050[1,4,5]		2,000	2,520
JPMorgan Mortgage Trust, Series 2020-1, Class A15, 3.50% 6/25/2050[1,4,5]		1,454	1,275
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[1,4,5]		1,850	1,837
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060[1,4,5]		9,256	9,174

8	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 6.25% 5/25/2060 (7.25% on 4/25/2024)[1,5,6]	USD	2,957	$2,921
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]		3,287	3,159
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]		2,488	2,311
Mill City Mortgage Trust, Series 2018-2, Class M3, 3.75% 5/25/2058[1,4,5]		1,498	1,323
Mill City Mortgage Trust, Series 2017-1, Class B2, 3.888% 11/25/2058[1,4,5]		1,000	851
NewRez Warehouse Securitization Trust, Series 2021-1, Class B, (1-month USD-LIBOR + 0.90%) 6.05% 5/25/2055[1,4,5]		4,286	4,255
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, (1-month USD-LIBOR + 1.05%) 6.20% 5/25/2055[1,4,5]		472	469
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,4,5]		8,499	6,997
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757% 4/17/2038[1,5]		2,300	1,991
Towd Point Mortgage Trust, Series 2015-1, Class B1, 4.095% 10/25/2053[1,4,5]		300	271
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.197% 3/25/2054[1,4,5]		3,000	2,874
Towd Point Mortgage Trust, Series 2016-3, Class B3, 4.109% 4/25/2056[1,4,5]		3,500	3,113
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.112% 4/25/2057[1,4,5]		2,000	1,751
Towd Point Mortgage Trust, Series 2017-4, Class B1, 3.547% 6/25/2057[1,4,5]		1,000	823
Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25% 10/25/2057[1,4,5]		440	388
Towd Point Mortgage Trust, Series 2019-2, Class B1, 3.755% 12/25/2058[1,4,5]		3,388	2,555
Towd Point Mortgage Trust, Series 2019-2, Class M2, 3.75% 12/26/2058[1,4,5]		2,550	2,119
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,4,5]		3,000	2,589
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]		24,714	21,862
Tricon American Homes, Series 2017-SFR2, Class E, 4.216% 1/17/2036[1,5]		2,500	2,460
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,5,6]		8,194	8,096
VM Fund I, LLC 8.625% 1/15/2028[5,7]		50,780	50,019
			327,632

Total mortgage-backed obligations			6,535,969

U.S. Treasury bonds & notes 25.18%
U.S. Treasury 17.92%
U.S. Treasury 2.25% 4/30/2024		1,224	1,193
U.S. Treasury 3.25% 8/31/2024		165	161
U.S. Treasury 4.25% 9/30/2024		94	93
U.S. Treasury 4.375% 10/31/2024		2,004	1,980
U.S. Treasury 0.50% 3/31/2025[8]		44,338	41,018
U.S. Treasury 3.875% 4/30/2025		1,978	1,939
U.S. Treasury 4.00% 2/15/2026		6,003	5,912
U.S. Treasury 4.625% 3/15/2026		3,158	3,162
U.S. Treasury 4.125% 6/15/2026		3,400	3,367
U.S. Treasury 1.875% 6/30/2026		566	525
U.S. Treasury 0.875% 9/30/2026		2,093	1,873
U.S. Treasury 1.625% 9/30/2026		385	353
U.S. Treasury 1.75% 12/31/2026		24,924	22,826
U.S. Treasury 3.25% 6/30/2027		1,000	962
U.S. Treasury 4.125% 10/31/2027		1,908	1,897
U.S. Treasury 4.00% 2/29/2028		530,915	526,993
U.S. Treasury 3.625% 3/31/2028		6,311	6,163
U.S. Treasury 3.125% 11/15/2028		205	195
U.S. Treasury 1.875% 2/28/2029		47,310	42,066
U.S. Treasury 3.50% 1/31/2030		344,000	333,763
U.S. Treasury 1.375% 11/15/2031		4,248	3,501
U.S. Treasury 1.875% 2/15/2032		247,136	211,570
U.S. Treasury 2.875% 5/15/2032		155,567	144,171
U.S. Treasury 2.75% 8/15/2032		3,174	2,908
U.S. Treasury 4.125% 11/15/2032		17,130	17,503
U.S. Treasury 3.50% 2/15/2033[8]		704,039	685,360
U.S. Treasury 3.375% 5/15/2033		14,319	13,831
U.S. Treasury 4.375% 11/15/2039[8]		209,700	222,103
U.S. Treasury 1.125% 8/15/2040		45,000	28,941
U.S. Treasury 1.875% 2/15/2041[8]		268,000	194,584
U.S. Treasury 2.25% 5/15/2041		98,018	75,501
U.S. Treasury 1.75% 8/15/2041[8]		447,578	314,507
U.S. Treasury 3.25% 5/15/2042		85,000	75,828
U.S. Treasury 3.875% 2/15/2043		1,690	1,647

American Funds Strategic Bond Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 8/15/2050[8]	USD	29,660	$17,229
U.S. Treasury 1.625% 11/15/2050[8]		66,000	40,951
U.S. Treasury 2.375% 5/15/2051		77,828	57,810
U.S. Treasury 4.00% 11/15/2052		98,268	100,826
U.S. Treasury 3.625% 2/15/2053		10,664	10,224
			3,215,436

U.S. Treasury inflation-protected securities 7.26%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[9]		49,626	47,517
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[9]		333,472	296,418
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[9]		210,719	185,552
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032[9]		492,838	453,135
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[9]		3,848	2,690
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[8,9]		390,336	260,223
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[9]		85,004	56,324
			1,301,859

Total U.S. Treasury bonds & notes			4,517,295

Corporate bonds, notes & loans 24.81%
Financials 6.16%
Advisor Group Holdings, Inc. 10.75% 8/1/2027[5]		2,500	2,519
AerCap Ireland Capital DAC 5.75% 6/6/2028		6,856	6,807
AerCap Ireland Capital DAC 3.30% 1/30/2032		22,152	18,133
AerCap Ireland Capital DAC 3.85% 10/29/2041		12,312	9,363
AG Issuer, LLC 6.25% 3/1/2028[5]		2,500	2,384
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]		4,190	4,299
AIA Group, Ltd. 3.375% 4/7/2030		10,000	9,154
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]		9,355	8,409
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]		3,000	2,824
American Express Co. 4.05% 5/3/2029		7,963	7,590
American International Group, Inc. 5.125% 3/27/2033		7,774	7,598
Aon Corp. 5.35% 2/28/2033		8,754	8,825
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[4,10]		3,535	3,181
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[5]		5,250	5,198
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]		15,000	12,733
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]		20,000	19,658
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]		11,400	9,028
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[6]		10,482	8,691
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]		16,500	13,202
Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[6]		17,544	17,172
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050)[6]		13,430	8,832
Bank of Montreal 2.65% 3/8/2027		30,000	27,475
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032		20,000	17,623
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		20,000	16,551
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]		7,975	6,649
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,6]		7,300	7,289
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]		6,344	6,082
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]		12,000	11,921
Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]		8,613	8,747
Chubb INA Holdings, Inc. 2.85% 12/15/2051		8,089	5,645
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[6]		4,375	4,179
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		3,724	3,109
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]		12,513	10,223
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]		8,085	6,754
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		3,777	3,657
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]		14,875	15,797
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]		8,300	8,377
CME Group, Inc. 2.65% 3/15/2032		25,000	21,260
Coinbase Global, Inc. 3.375% 10/1/2028[5]		11,300	7,568
Coinbase Global, Inc. 3.625% 10/1/2031[5]		46,125	27,302
Commonwealth Bank of Australia 2.688% 3/11/2031[5]		6,975	5,474
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]		5,280	4,634
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]		5,100	4,134
Corebridge Financial, Inc. 3.85% 4/5/2029		7,945	7,156
Corebridge Financial, Inc. 3.90% 4/5/2032		9,251	8,051

10	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Corebridge Financial, Inc. 4.35% 4/5/2042	USD	2,597	$2,099
Corebridge Financial, Inc. 4.40% 4/5/2052		17,189	13,541
Danske Bank AS 3.875% 9/12/2023[5]		4,600	4,583
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]		12,525	11,703
Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[6]		1,995	1,970
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]		9,425	8,390
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		4,275	4,284
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[6]		9,300	8,607
Discover Financial Services 6.70% 11/29/2032		4,055	4,179
Fidelity National Information Services, Inc. 3.10% 3/1/2041		1,446	996
Global Payments, Inc. 2.90% 11/15/2031		4,685	3,815
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		9,340	8,312
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]		1,070	994
Goldman Sachs Group, Inc. 2.60% 2/7/2030		7,915	6,748
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		17,185	14,099
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[6]		40,000	32,618
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[6]		8,858	6,555
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]		4,855	3,699
Hightower Holding, LLC 6.75% 4/15/2029[5]		3,380	2,927
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]		20,000	17,761
HSBC Holdings PLC 2.357% 8/18/2031 (USD-SOFR + 1.947% on 8/18/2030)[6]		1,479	1,181
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]		8,521	6,896
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]		9,000	8,804
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]		40,611	41,651
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]		12,600	13,074
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 6.502% 7/3/2023[4]		2,055	2,055
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027		2,024	1,753
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[4]		2,993	2,816
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		3,056	2,908
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		2,702	2,495
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		1,072	955
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		476	422
HUB International, Ltd. 5.625% 12/1/2029[5]		7,300	6,556
HUB International, Ltd. 7.25% 6/15/2030[5]		12,781	13,209
ING Groep NV 4.252% 3/28/2033 (USD-SOFR + 2.07% on 3/28/2032)[6]		7,952	7,278
Intercontinental Exchange, Inc. 2.65% 9/15/2040		5,700	4,038
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]		9,875	8,539
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		10,000	9,396
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		15,750	14,473
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		11,000	10,624
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		7,480	7,384
JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[6]		3,816	3,230
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]		15,040	12,329
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[6]		3,600	2,519
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]		5,000	4,419
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]		4,250	4,225
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		7,309	5,963
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		3,159	2,830
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		4,629	4,451
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		5,529	5,456
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]		8,070	7,977
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		17,686	14,064
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]		3,765	3,626
Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[6]		17,391	18,509
Nasdaq, Inc. 5.95% 8/15/2053		889	911
Nasdaq, Inc. 6.10% 6/28/2063		1,409	1,442
National Australia Bank, Ltd. 2.99% 5/21/2031[5]		17,000	13,566
Navient Corp. 9.375% 7/25/2030		16,000	15,929
Navient Corp. 5.625% 8/1/2033		8,350	6,288
New York Life Global Funding 4.55% 1/28/2033[5]		5,893	5,682
NFP Corp. 6.875% 8/15/2028[5]		3,685	3,204

American Funds Strategic Bond Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Oxford Finance, LLC 6.375% 2/1/2027[5]	USD	6,055	$5,641
PNC Financial Services Group, Inc. 5.068% 1/24/2034 (USD-SOFR + 1.933% on 1/24/2033)[6]		400	384
Progressive Corp. 2.50% 3/15/2027		20,000	18,355
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]		20,807	20,212
The Bank of Nova Scotia 2.45% 2/2/2032		18,471	15,064
The Charles Schwab Corp. 2.45% 3/3/2027		17,425	15,626
Toronto-Dominion Bank 2.00% 9/10/2031		20,000	15,888
Travelers Companies, Inc. 2.55% 4/27/2050		361	232
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]		5,597	5,602
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]		9,000	8,411
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]		12,404	12,499
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]		10,225	9,106
UBS Group AG 4.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.313% on 2/10/2031)[5,6]		5,375	3,800
Wells Fargo & Company 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[6]		1,650	1,550
Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]		15,571	15,233
Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[6]		20,000	17,125
Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[6]		7,985	7,664
Wells Fargo & Company 5.013% 4/4/2051 (USD-SOFR + 4.502% on 4/4/2050)[6]		2,200	2,051
Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]		15,080	13,238
Westpac Banking Corp. 1.953% 11/20/2028		7,248	6,220
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[5,11]		16,031	6,709
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[5,11]		12,775	11,328
			1,104,202

Health care 3.34%
AbbVie, Inc. 2.60% 11/21/2024		3,616	3,471
AbbVie, Inc. 3.20% 11/21/2029		1,207	1,092
Amgen, Inc. 3.00% 2/22/2029		600	542
Amgen, Inc. 4.05% 8/18/2029		16,075	15,252
Amgen, Inc. 5.25% 3/2/2030		11,990	12,023
Amgen, Inc. 4.20% 3/1/2033		14,000	13,074
Amgen, Inc. 5.25% 3/2/2033		31,086	31,140
Amgen, Inc. 4.875% 3/1/2053		4,975	4,581
Amgen, Inc. 5.65% 3/2/2053		20,474	20,749
Amgen, Inc. 5.75% 3/2/2063		12,500	12,690
AstraZeneca Finance, LLC 1.75% 5/28/2028		3,050	2,645
AstraZeneca PLC 3.375% 11/16/2025		3,600	3,463
AthenaHealth Group, Inc. 6.50% 2/15/2030[5]		10,000	8,426
Avantor Funding, Inc. 4.625% 7/15/2028[5]		5,785	5,367
Banner Health 2.913% 1/1/2051		10,000	6,739
Bausch Health Americas, Inc. 9.25% 4/1/2026[5]		6,930	5,846
Bausch Health Americas, Inc. 8.50% 1/31/2027[5]		700	384
Bausch Health Companies, Inc. 5.00% 2/15/2029[5]		5,100	2,136
Baxter International, Inc. 2.272% 12/1/2028		5,032	4,316
Baxter International, Inc. 2.539% 2/1/2032		8,938	7,245
Baxter International, Inc. 3.132% 12/1/2051		12,537	8,281
Baylor Scott & White Holdings 0.827% 11/15/2025		5,463	4,873
Baylor Scott & White Holdings 1.777% 11/15/2030		19,087	15,216
Centene Corp. 2.45% 7/15/2028		24,165	20,679
Centene Corp. 3.00% 10/15/2030		3,625	3,024
Centene Corp. 2.625% 8/1/2031		6,580	5,252
CVS Health Corp. 1.75% 8/21/2030		1,865	1,489
CVS Health Corp. 5.25% 2/21/2033		16,580	16,523
CVS Health Corp. 5.30% 6/1/2033		8,385	8,376
CVS Health Corp. 5.625% 2/21/2053		12,500	12,436
CVS Health Corp. 5.875% 6/1/2053		4,000	4,105
CVS Health Corp. 6.00% 6/1/2063		3,074	3,166
Elevance Health, Inc. 4.75% 2/15/2033		6,892	6,697
Elevance Health, Inc. 5.125% 2/15/2053		2,920	2,834
Endo DAC 5.875% 10/15/2024[5]		625	459
Endo DAC 6.00% 6/30/2028[5,12]		4,300	226
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[5]		2,725	2,019
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		15,000	15,190
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		15,000	15,699

12	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	USD	2,825	$3,146
Gilead Sciences, Inc. 2.80% 10/1/2050		1,462	990
HCA, Inc. 3.625% 3/15/2032[5]		5,028	4,367
HCA, Inc. 5.25% 6/15/2049		2,300	2,078
Humana, Inc. 3.70% 3/23/2029		2,598	2,381
Medline Borrower, LP 3.875% 4/1/2029[5]		5,000	4,350
Medline Borrower, LP 5.25% 10/1/2029[5]		8,000	6,950
Organon & Co. 4.125% 4/30/2028[5]		5,545	4,927
Owens & Minor, Inc. 6.625% 4/1/2030[5]		16,825	15,281
Par Pharmaceutical, Inc. 7.50% 4/1/2027[5]		3,000	2,221
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		13,154	13,110
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043		20,000	20,058
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		12,115	12,605
Radiology Partners, Inc. 9.25% 2/1/2028[5]		665	243
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,10]		1,150	868
Roche Holdings, Inc. 1.93% 12/13/2028[5]		23,675	20,570
Roche Holdings, Inc. 2.607% 12/13/2051[5]		9,473	6,428
RP Escrow Issuer, LLC 5.25% 12/15/2025[5]		8,425	6,224
Summa Health 3.511% 11/15/2051		9,945	7,069
Sutter Health 1.321% 8/15/2025		6,000	5,479
Sutter Health 5.164% 8/15/2033		9,905	9,888
Team Health Holdings, Inc. 6.375% 2/1/2025[5]		1,475	784
Tenet Healthcare Corp. 5.125% 11/1/2027		4,100	3,919
Tenet Healthcare Corp. 6.125% 10/1/2028		2,900	2,795
Tenet Healthcare Corp. 4.375% 1/15/2030		15,000	13,550
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		3,462	3,443
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		7,300	6,550
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		14,245	13,195
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		3,900	3,846
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		16,280	14,785
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		10,106	10,427
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		9,012	9,457
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		5,000	3,294
The Cigna Group 2.375% 3/15/2031		1,713	1,437
UnitedHealth Group, Inc. 5.30% 2/15/2030		7,300	7,484
UnitedHealth Group, Inc. 2.00% 5/15/2030		5,404	4,552
UnitedHealth Group, Inc. 4.20% 5/15/2032		4,599	4,392
UnitedHealth Group, Inc. 5.35% 2/15/2033		12,935	13,449
UnitedHealth Group, Inc. 3.25% 5/15/2051		14,216	10,619
UnitedHealth Group, Inc. 4.75% 5/15/2052		4,503	4,276
UnitedHealth Group, Inc. 5.875% 2/15/2053		7,300	8,116
West Virginia United Health System Obligated Group 3.129% 6/1/2050		2,775	1,859
			599,187

Energy 2.67%
AI Candelaria (Spain), SLU 5.75% 6/15/2033[5]		2,990	2,219
Apache Corp. 4.625% 11/15/2025		5,395	5,218
Apache Corp. 4.25% 1/15/2030		495	441
Apache Corp. 5.10% 9/1/2040		2,350	1,913
Apache Corp. 4.75% 4/15/2043		11,335	8,348
Apache Corp. 5.35% 7/1/2049		1,665	1,297
Baker Hughes Holdings, LLC 2.061% 12/15/2026		3,341	3,012
BP Capital Markets America, Inc. 2.721% 1/12/2032		25,000	21,239
Callon Petroleum Co. 7.50% 6/15/2030[5]		7,005	6,619
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		2,000	1,890
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		6,455	5,547
Cenovus Energy, Inc. 5.375% 7/15/2025		1,095	1,083
Cenovus Energy, Inc. 5.25% 6/15/2037		523	482
Cenovus Energy, Inc. 5.40% 6/15/2047		356	323
Cheniere Energy Partners, LP 4.00% 3/1/2031		4,790	4,223
Cheniere Energy Partners, LP 5.95% 6/30/2033[5]		25,000	25,104
Chesapeake Energy Corp. 5.50% 2/1/2026[5]		1,800	1,757
Chesapeake Energy Corp. 5.875% 2/1/2029[5]		1,550	1,474
Chevron Corp. 2.236% 5/11/2030		3,290	2,867
Chevron Corp. 3.078% 5/11/2050		1,181	880
Civitas Resources, Inc. 8.375% 7/1/2028[5]		12,575	12,733

American Funds Strategic Bond Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Civitas Resources, Inc. 8.75% 7/1/2031[5]	USD	9,090	$9,227
CNX Resources Corp. 7.375% 1/15/2031[5]		3,079	2,999
Comstock Resources, Inc. 5.875% 1/15/2030[5]		3,015	2,621
Continental Resources, Inc. 2.875% 4/1/2032[5]		5,739	4,413
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]		3,045	2,957
Crestwood Midstream Partners, LP 7.375% 2/1/2031[5]		1,885	1,860
CrownRock, LP 5.00% 5/1/2029[5]		7,000	6,565
DT Midstream, Inc. 4.375% 6/15/2031[5]		9,905	8,546
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[5]		7,285	7,210
Ecopetrol SA 4.625% 11/2/2031		220	170
Ecopetrol SA 8.875% 1/13/2033		15,765	15,625
Enbridge Energy Partners, LP 5.875% 10/15/2025		155	155
Energean Israel Finance, Ltd. 4.50% 3/30/2024[5]		2,395	2,372
Energean Israel Finance, Ltd. 5.875% 3/30/2031[5]		2,765	2,422
Energy Transfer, LP 2.90% 5/15/2025		3,201	3,034
Energy Transfer, LP 6.125% 12/15/2045		1,170	1,113
Energy Transfer, LP 5.30% 4/15/2047		647	564
Energy Transfer, LP 5.40% 10/1/2047		1,090	962
Energy Transfer, LP 6.00% 6/15/2048		352	334
Energy Transfer, LP 6.25% 4/15/2049		1,000	978
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[6]		2,848	2,594
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6]		2,700	2,076
EQM Midstream Partners, LP 6.00% 7/1/2025[5]		7,200	7,127
EQM Midstream Partners, LP 6.50% 7/1/2027[5]		3,620	3,574
EQM Midstream Partners, LP 4.50% 1/15/2029[5]		2,555	2,281
EQM Midstream Partners, LP 4.75% 1/15/2031[5]		2,850	2,500
EQT Corp. 6.125% 2/1/2025[6]		1,107	1,102
EQT Corp. 3.90% 10/1/2027		2,500	2,314
EQT Corp. 5.00% 1/15/2029		980	924
EQT Corp. 3.625% 5/15/2031[5]		3,015	2,597
Equinor ASA 3.70% 4/6/2050		1,217	991
Exxon Mobil Corp. 4.227% 3/19/2040		1,200	1,107
Exxon Mobil Corp. 3.452% 4/15/2051		1,229	956
Gray Oak Pipeline, LLC 2.60% 10/15/2025[5]		4,442	4,082
Guara Norte SARL 5.198% 6/15/2034[5]		9,377	8,221
Hilcorp Energy I, LP 5.75% 2/1/2029[5]		1,285	1,165
Hilcorp Energy I, LP 6.00% 4/15/2030[5]		2,700	2,461
Hilcorp Energy I, LP 6.00% 2/1/2031[5]		865	774
Hilcorp Energy I, LP 6.25% 4/15/2032[5]		4,550	4,063
Kinder Morgan, Inc. 5.20% 6/1/2033		4,016	3,894
Kinder Morgan, Inc. 3.25% 8/1/2050		3,345	2,165
Leviathan Bond, Ltd. 6.75% 6/30/2030[5]		3,245	3,031
Magellan Midstream Partners, LP 3.95% 3/1/2050		12,500	8,946
Marathon Oil Corp. 4.40% 7/15/2027		1,175	1,121
MPLX, LP 1.75% 3/1/2026		5,933	5,388
MPLX, LP 2.65% 8/15/2030		6,409	5,366
MPLX, LP 4.95% 9/1/2032		9,163	8,756
Murphy Oil Corp. 5.875% 12/1/2027		1,965	1,911
MV24 Capital BV 6.748% 6/1/2034		6,278	5,672
MV24 Capital BV 6.748% 6/1/2034[5]		1,206	1,090
Neptune Energy Bondco PLC 6.625% 5/15/2025[5]		2,775	2,773
New Fortress Energy, Inc. 6.50% 9/30/2026[5]		6,985	6,257
NGL Energy Operating, LLC 7.50% 2/1/2026[5]		12,925	12,743
NGPL PipeCo, LLC 3.25% 7/15/2031[5]		5,000	4,127
Noble Finance II, LLC 8.00% 4/15/2030[5]		1,850	1,883
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]		4,475	4,402
Occidental Petroleum Corp. 6.125% 1/1/2031		12,000	12,197
Occidental Petroleum Corp. 6.45% 9/15/2036		12,000	12,333
Occidental Petroleum Corp. 6.60% 3/15/2046		12,000	12,372
ONEOK, Inc. 4.55% 7/15/2028		130	123
ONEOK, Inc. 4.35% 3/15/2029		230	214
ONEOK, Inc. 3.10% 3/15/2030		1,788	1,537
ONEOK, Inc. 4.95% 7/13/2047		402	332
ONEOK, Inc. 5.20% 7/15/2048		4,988	4,259
ONEOK, Inc. 7.15% 1/15/2051		2,610	2,734

14	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petroleos Mexicanos 6.875% 10/16/2025	USD	25,000	$24,035
Petroleos Mexicanos 4.50% 1/23/2026		2,188	1,958
Petroleos Mexicanos 6.70% 2/16/2032		11,544	8,788
Petrorio Luxembourg SARL 6.125% 6/9/2026[5]		6,090	5,856
Pioneer Natural Resources Co. 1.90% 8/15/2030		6,555	5,316
Range Resources Corp. 4.75% 2/15/2030[5]		1,340	1,202
Southwestern Energy Co. 8.375% 9/15/2028		1,035	1,078
Southwestern Energy Co. 5.375% 3/15/2030		8,780	8,202
Southwestern Energy Co. 4.75% 2/1/2032		2,200	1,942
Sunoco, LP 4.50% 5/15/2029		2,595	2,305
Targa Resources Partners, LP 4.875% 2/1/2031		3,290	3,044
Transocean, Inc. 8.00% 2/1/2027[5]		5,000	4,538
Transocean, Inc. 8.75% 2/15/2030[5]		3,797	3,858
Transocean, Inc. 6.80% 3/15/2038		5,000	3,480
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]		10,796	10,719
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]		3,970	3,420
Venture Global LNG, Inc. 8.125% 6/1/2028[5]		12,500	12,709
Venture Global LNG, Inc. 8.375% 6/1/2031[5]		12,500	12,619
Western Midstream Operating, LP 3.35% 2/1/2025[6]		1,532	1,466
Western Midstream Operating, LP 4.30% 2/1/2030[6]		1,101	990
Western Midstream Operating, LP 5.50% 2/1/2050[6]		2,539	2,084
			478,940

Consumer discretionary 2.62%
1011778 B.C. Unlimited Liability Co. 5.75% 4/15/2025[5]		3,200	3,198
Affinity Interactive 6.875% 12/15/2027[5]		3,000	2,643
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		20,000	16,296
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]		4,720	4,001
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]		1,915	1,416
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]		4,170	4,239
Amazon.com, Inc. 1.00% 5/12/2026		20,000	17,986
Amazon.com, Inc. 2.10% 5/12/2031		20,000	16,828
Amazon.com, Inc. 3.10% 5/12/2051		10,000	7,471
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]		2,865	2,546
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]		3,495	3,047
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]		3,605	3,037
AutoNation, Inc. 3.85% 3/1/2032		15,000	12,736
BMW US Capital, LLC 3.90% 4/9/2025[5]		5,300	5,173
BMW US Capital, LLC 3.45% 4/1/2027[5]		8,625	8,187
BMW US Capital, LLC 2.55% 4/1/2031[5]		2,600	2,211
Booking Holdings, Inc. 4.625% 4/13/2030		4,000	3,900
Boyd Gaming Corp. 4.75% 12/1/2027		2,300	2,181
Boyd Gaming Corp. 4.75% 6/15/2031[5]		9,565	8,555
Caesars Entertainment, Inc. 6.25% 7/1/2025[5]		2,795	2,785
Caesars Entertainment, Inc. 4.625% 10/15/2029[5]		2,455	2,146
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]		9,991	10,042
Carnival Corp. 5.75% 3/1/2027[5]		11,000	10,137
Carnival Corp. 4.00% 8/1/2028[5]		11,000	9,762
Carnival Corp. 6.00% 5/1/2029[5]		11,000	9,831
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]		24,000	23,802
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]		7,775	6,736
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]		7,835	6,370
Everi Holdings, Inc. 5.00% 7/15/2029[5]		5,750	5,041
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]		5,000	4,392
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]		15,000	12,780
Ford Motor Credit Co., LLC 5.125% 6/16/2025		4,175	4,064
Ford Motor Credit Co., LLC 2.70% 8/10/2026		7,820	6,989
Ford Motor Credit Co., LLC 4.95% 5/28/2027		7,775	7,343
Ford Motor Credit Co., LLC 3.815% 11/2/2027		10,000	8,947
Ford Motor Credit Co., LLC 2.90% 2/10/2029		5,725	4,743
Ford Motor Credit Co., LLC 7.20% 6/10/2030		2,895	2,925
General Motors Company 6.80% 10/1/2027		1,882	1,956
Grand Canyon University 3.25% 10/1/2023		2,750	2,716
Grand Canyon University 4.375% 10/1/2026		10,000	9,175
Grand Canyon University 5.125% 10/1/2028		7,000	6,356
Grupo Axo, SAPI de CV 5.75% 6/8/2026[5]		4,450	3,823
Hanesbrands, Inc. 9.00% 2/15/2031[5]		2,000	2,018

American Funds Strategic Bond Fund	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,10]	USD	2,845	$2,859
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]		4,485	3,899
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]		3,403	3,023
Home Depot, Inc. 2.95% 6/15/2029		1,435	1,307
Jacobs Entertainment, Inc. 6.75% 2/15/2029[5]		5,305	4,753
Marriott International, Inc. 5.75% 5/1/2025		129	129
Marriott International, Inc. 2.85% 4/15/2031		13,790	11,603
McDonald’s Corp. 4.60% 9/9/2032		5,090	5,044
McDonald’s Corp. 3.625% 9/1/2049		979	773
McDonald’s Corp. 4.20% 4/1/2050		2,259	1,957
McDonald’s Corp. 5.15% 9/9/2052		2,620	2,614
Meituan 3.05% 10/28/2030		10,000	7,928
MercadoLibre, Inc. 2.375% 1/14/2026		4,255	3,857
MercadoLibre, Inc. 3.125% 1/14/2031		981	783
MGM Resorts International 6.75% 5/1/2025		3,500	3,511
Mohegan Gaming & Entertainment 8.00% 2/1/2026[5]		18,582	17,763
NCL Corp., Ltd. 5.875% 3/15/2026[5]		5,600	5,244
NCL Corp., Ltd. 5.875% 2/15/2027[5]		3,805	3,708
NCL Corp., Ltd. 7.75% 2/15/2029[5]		4,880	4,639
Nordstrom, Inc. 4.25% 8/1/2031		6,000	4,685
Party City Holdings, Inc. 8.75% 2/15/2026[5,12]		8,080	1,252
Party City Holdings, Inc. 6.625% 8/1/2026[5,12]		560	4
Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[4,10]		1,402	1,451
Premier Entertainment Sub, LLC 5.625% 9/1/2029[5]		15,000	11,376
Premier Entertainment Sub, LLC 5.875% 9/1/2031[5]		15,000	11,083
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[5]		16,160	14,849
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		5,000	4,668
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]		11,931	12,537
Sally Holdings, LLC 5.625% 12/1/2025		5,600	5,528
Sands China, Ltd. 5.90% 8/8/2028		3,250	3,101
Scientific Games Holdings, LP 6.625% 3/1/2030[5]		5,195	4,576
Toyota Motor Credit Corp. 3.375% 4/1/2030		2,865	2,638
Universal Entertainment Corp. 8.75% 12/11/2024[5]		5,500	5,424
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]		5,490	4,926
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]		5,229	5,202
			469,224

Communication services 2.03%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN	575,040	33,286
AT&T, Inc. 4.35% 3/1/2029	USD	1,250	1,201
AT&T, Inc. 2.25% 2/1/2032		5,000	3,973
AT&T, Inc. 3.50% 9/15/2053		22,215	15,742
CCO Holdings, LLC 4.75% 3/1/2030[5]		2,200	1,883
CCO Holdings, LLC 4.25% 2/1/2031[5]		13,500	10,933
CCO Holdings, LLC 4.75% 2/1/2032[5]		20,000	16,331
CCO Holdings, LLC 4.50% 6/1/2033[5]		7,875	6,193
CCO Holdings, LLC 4.25% 1/15/2034[5]		8,725	6,603
Consolidated Communications, Inc. 5.00% 10/1/2028[5]		2,800	2,104
DISH Network Corp. 11.75% 11/15/2027[5]		10,125	9,893
Embarq Corp. 7.995% 6/1/2036		1,250	757
Gray Escrow II, Inc. 5.375% 11/15/2031[5]		2,650	1,759
Lamar Media Corp. 4.875% 1/15/2029		3,600	3,354
Level 3 Financing, Inc. 3.875% 11/15/2029[5]		1,200	956
Meta Platforms, Inc. 3.85% 8/15/2032		45,000	41,820
Meta Platforms, Inc. 4.45% 8/15/2052		22,500	19,580
Midas OpCo Holdings, LLC 5.625% 8/15/2029[5]		5,810	4,979
Netflix, Inc. 3.625% 6/15/2025[5]		2,225	2,145
Netflix, Inc. 4.875% 4/15/2028		15,250	15,096
Netflix, Inc. 5.875% 11/15/2028		15,466	16,012
Netflix, Inc. 6.375% 5/15/2029		275	291
Netflix, Inc. 5.375% 11/15/2029[5]		1,050	1,055
Netflix, Inc. 4.875% 6/15/2030[5]		1,535	1,512
News Corp. 3.875% 5/15/2029[5]		3,725	3,273
News Corp. 5.125% 2/15/2032[5]		3,825	3,494
Nexstar Media, Inc. 4.75% 11/1/2028[5]		6,000	5,212
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]		7,600	6,612

16	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	USD	10,575	$8,188
Tencent Holdings, Ltd. 3.68% 4/22/2041		2,304	1,786
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]		14,410	9,467
Tencent Holdings, Ltd. 3.24% 6/3/2050		6,816	4,478
Tencent Holdings, Ltd. 3.84% 4/22/2051		19,747	14,525
Tencent Holdings, Ltd. 3.84% 4/22/2051[5]		2,135	1,570
T-Mobile USA, Inc. 2.55% 2/15/2031		19,963	16,600
T-Mobile USA, Inc. 2.875% 2/15/2031		3,037	2,570
T-Mobile USA, Inc. 3.40% 10/15/2052		7,214	5,156
Univision Communications, Inc. 6.625% 6/1/2027[5]		7,100	6,873
Univision Communications, Inc. 4.50% 5/1/2029[5]		6,750	5,807
Univision Communications, Inc. 7.375% 6/30/2030[5]		2,050	1,954
Verizon Communications, Inc. 2.55% 3/21/2031		12,200	10,190
Verizon Communications, Inc. 3.55% 3/22/2051		20,000	14,931
Verizon Communications, Inc. 3.875% 3/1/2052		7,500	5,921
VZ Secured Financing BV 5.00% 1/15/2032[5]		5,600	4,516
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		10,000	8,149
Ziggo Bond Co. BV 5.125% 2/28/2030[5]		5,000	3,792
Ziggo BV 4.875% 1/15/2030[5]		1,425	1,184
			363,706

Utilities 1.86%
AEP Transmission Co., LLC 3.65% 4/1/2050		725	565
AES Corp. 2.45% 1/15/2031		7,500	6,066
AES Panama Generation Holdings SRL 4.375% 5/31/2030[5]		2,824	2,415
Alabama Power Co. 3.94% 9/1/2032		15,000	13,866
Alabama Power Co. 3.00% 3/15/2052		13,130	8,883
Alfa Desarrollo SpA 4.55% 9/27/2051[5]		5,866	4,310
Alliant Energy Finance, LLC 3.60% 3/1/2032[5]		6,800	5,924
Consumers Energy Co. 3.60% 8/15/2032		5,148	4,647
Consumers Energy Co. 4.625% 5/15/2033		14,550	14,168
Consumers Energy Co. 3.10% 8/15/2050		4,648	3,291
Consumers Energy Co. 3.50% 8/1/2051		2,829	2,168
Consumers Energy Co. 2.65% 8/15/2052		1,597	1,026
DTE Electric Co. 3.65% 3/1/2052		5,750	4,489
DTE Energy Company 3.00% 3/1/2032		9,475	8,168
Duke Energy Florida, LLC 5.95% 11/15/2052		2,850	3,111
Edison International 4.125% 3/15/2028		2,165	2,022
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[6]		10,000	8,664
Electricité de France SA 6.25% 5/23/2033[5]		9,075	9,231
Electricité de France SA 6.90% 5/23/2053[5]		8,375	8,687
Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]		9,825	10,100
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6]		350	340
Entergy Louisiana, LLC 4.75% 9/15/2052		650	597
Exelon Corp. 4.10% 3/15/2052		750	606
FirstEnergy Corp. 2.65% 3/1/2030		3,712	3,134
Florida Power & Light Company 5.05% 4/1/2028		8,525	8,597
Florida Power & Light Company 5.10% 4/1/2033		10,525	10,685
Florida Power & Light Company 5.30% 4/1/2053		5,000	5,178
Northern States Power Co. 5.10% 5/15/2053		402	396
Oncor Electric Delivery Company, LLC 4.55% 9/15/2032		7,150	6,945
Pacific Gas and Electric Co. 3.15% 1/1/2026		104	97
Pacific Gas and Electric Co. 2.95% 3/1/2026		355	325
Pacific Gas and Electric Co. 3.30% 3/15/2027		144	131
Pacific Gas and Electric Co. 3.30% 12/1/2027		304	267
Pacific Gas and Electric Co. 3.00% 6/15/2028		11,450	9,880
Pacific Gas and Electric Co. 4.65% 8/1/2028		141	130
Pacific Gas and Electric Co. 4.55% 7/1/2030		15,281	13,841
Pacific Gas and Electric Co. 2.50% 2/1/2031		11,399	8,933
Pacific Gas and Electric Co. 3.25% 6/1/2031		28,176	22,936
Pacific Gas and Electric Co. 6.40% 6/15/2033		24,575	24,458
Pacific Gas and Electric Co. 3.50% 8/1/2050		16,250	10,359
Pacific Gas and Electric Co. 6.75% 1/15/2053		2,560	2,530
PG&E Corp. 5.00% 7/1/2028		1,995	1,832
PG&E Corp. 5.25% 7/1/2030		1,485	1,332

American Funds Strategic Bond Fund	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Public Service Company of Colorado 2.70% 1/15/2051	USD	1,794	$1,138
Southern California Edison Co. 2.85% 8/1/2029		1,100	962
Southern California Edison Co. 2.75% 2/1/2032		16,975	14,212
Southern California Edison Co. 3.60% 2/1/2045		1,009	744
Southern California Edison Co. 3.65% 2/1/2050		930	693
Southern California Edison Co. 3.45% 2/1/2052		25,000	17,925
Southern California Gas Company 2.55% 2/1/2030		875	753
Talen Energy Supply, LLC 8.625% 6/1/2030[5]		12,341	12,784
Union Electric Co. 3.90% 4/1/2052		2,153	1,760
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]		4,855	4,246
Virginia Electric & Power 2.30% 11/15/2031		4,100	3,330
Virginia Electric & Power 2.40% 3/30/2032		10,250	8,367
Virginia Electric & Power 2.45% 12/15/2050		8,041	4,826
WEC Energy Group, Inc. 5.15% 10/1/2027		4,100	4,097
Xcel Energy, Inc. 4.60% 6/1/2032		3,200	3,024
			334,191

Industrials 1.81%
Allison Transmission, Inc. 3.75% 1/30/2031[5]		4,575	3,869
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[4,10]		8,865	8,805
Boeing Co. 4.875% 5/1/2025		162	160
Boeing Co. 5.15% 5/1/2030		22,866	22,660
Boeing Co. 3.625% 2/1/2031		7,848	7,071
Boeing Co. 3.60% 5/1/2034		6,460	5,502
Boeing Co. 5.705% 5/1/2040		4,000	3,993
Bombardier, Inc. 7.125% 6/15/2026[5]		6,570	6,533
Bombardier, Inc. 7.875% 4/15/2027[5]		3,000	2,997
Bombardier, Inc. 6.00% 2/15/2028[5]		4,180	3,956
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		3,856	2,883
BWX Technologies, Inc. 4.125% 6/30/2028[5]		4,760	4,347
Canadian Pacific Railway Co. 2.05% 3/5/2030		2,000	1,680
Canadian Pacific Railway Co. 3.10% 12/2/2051		16,554	11,766
Carrier Global Corp. 3.377% 4/5/2040		1,028	790
Carrier Global Corp. 3.577% 4/5/2050		893	661
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]		2,525	2,241
CoreLogic, Inc. 4.50% 5/1/2028[5]		14,000	11,303
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[4,10]		3,375	2,746
CSX Corp. 2.40% 2/15/2030		2,228	1,927
CSX Corp. 3.80% 4/15/2050		546	437
Eaton Corp. 4.15% 3/15/2033		10,118	9,616
Eaton Corp. 4.70% 8/23/2052		3,891	3,735
Lockheed Martin Corp. 5.10% 11/15/2027		8,371	8,519
Lockheed Martin Corp. 5.25% 1/15/2033		13,204	13,684
Lockheed Martin Corp. 5.70% 11/15/2054		6,373	7,081
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]		3,124	3,135
Norfolk Southern Corp. 4.45% 3/1/2033		1,343	1,286
PM General Purchaser, LLC 9.50% 10/1/2028[5]		9,000	8,817
Raytheon Technologies Corp. 5.375% 2/27/2053		12,191	12,672
Regal Rexnord Corp. 6.30% 2/15/2030[5]		15,000	14,966
Regal Rexnord Corp. 6.40% 4/15/2033[5]		15,000	14,997
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[5]		5,956	6,011
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[5]		6,860	7,125
Rolls-Royce PLC 5.75% 10/15/2027[5]		10,265	10,048
Sabre GLBL, Inc. 11.25% 12/15/2027[5]		3,385	2,871
SkyMiles IP, Ltd. 4.50% 10/20/2025[5]		3,750	3,670
SkyMiles IP, Ltd. 4.75% 10/20/2028[5]		2,760	2,681
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 8.798% 10/20/2027[4,10]		2,700	2,807
Spirit AeroSystems, Inc. 4.60% 6/15/2028		9,000	7,559
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]		2,492	2,671
SRS Distribution, Inc. 4.625% 7/1/2028[5]		3,655	3,268
TK Elevator Holdco GmbH 7.625% 7/15/2028[5]		1,400	1,272
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[5]		2,625	2,428
TransDigm, Inc. 5.50% 11/15/2027		5,000	4,722
TransDigm, Inc. 4.875% 5/1/2029		1,990	1,780
Triumph Group, Inc. 9.00% 3/15/2028[5]		4,754	4,860

18	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Union Pacific Corp. 2.375% 5/20/2031	USD	26,768	$22,660
Union Pacific Corp. 2.80% 2/14/2032		9,999	8,634
Union Pacific Corp. 2.95% 3/10/2052		9,118	6,338
United Airlines, Inc. 4.375% 4/15/2026[5]		3,605	3,428
United Airlines, Inc. 4.625% 4/15/2029[5]		2,920	2,663
WESCO Distribution, Inc. 7.125% 6/15/2025[5]		5,835	5,902
WESCO Distribution, Inc. 7.25% 6/15/2028[5]		6,085	6,213
			324,446

Information technology 1.38%
Analog Devices, Inc. 1.70% 10/1/2028		6,752	5,805
Analog Devices, Inc. 2.10% 10/1/2031		12,879	10,665
Apple, Inc. 4.85% 5/10/2053		19,236	19,728
Black Knight InfoServ, LLC 3.625% 9/1/2028[5]		4,330	3,886
BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[4,10]		8,950	8,749
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[5]		2,585	2,341
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[5]		1,685	1,511
Broadcom, Inc. 4.75% 4/15/2029		6,000	5,808
Broadcom, Inc. 3.419% 4/15/2033[5]		8,000	6,694
Broadcom, Inc. 3.187% 11/15/2036[5]		5,996	4,535
Broadcom, Inc. 3.50% 2/15/2041[5]		6,686	5,006
CDK Global, Inc. 7.25% 6/15/2029[5]		14,175	14,031
Cloud Software Group, Inc. 9.00% 9/30/2029[5]		14,175	12,395
CommScope, Inc. 7.125% 7/1/2028[5]		7,410	5,271
Diebold Nixdorf, Inc. 9.375% 7/15/2025[5,12]		21,036	3,892
Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,10]		14,480	13,719
Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,10]		9,407	8,913
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[4,10,12]		7,830	1,409
Entegris Escrow Corp. 4.75% 4/15/2029[5]		9,885	9,186
Intel Corp. 5.20% 2/10/2033		20,726	20,933
Intel Corp. 5.70% 2/10/2053		13,848	14,097
Oracle Corp. 3.60% 4/1/2050		5,000	3,576
Oracle Corp. 3.95% 3/25/2051		6,167	4,666
Roper Technologies, Inc. 1.75% 2/15/2031		23,000	18,256
SK hynix, Inc. 1.50% 1/19/2026[5]		5,841	5,177
SK hynix, Inc. 6.375% 1/17/2028[5]		4,820	4,842
SK hynix, Inc. 2.375% 1/19/2031[5]		2,979	2,300
SK hynix, Inc. 6.50% 1/17/2033		3,688	3,726
SK hynix, Inc. 6.50% 1/17/2033[5]		1,312	1,325
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,10]		10,969	10,274
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[4,10]		3,075	2,985
Unisys Corp. 6.875% 11/1/2027[5]		2,675	1,930
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,13]		10,655	10,229
			247,860

Materials 1.20%
Anglo American Capital PLC 5.375% 4/1/2025[5]		919	903
Anglo American Capital PLC 5.625% 4/1/2030[5]		6,000	5,980
Ball Corp. 6.875% 3/15/2028		10,635	10,856
Ball Corp. 2.875% 8/15/2030		14,060	11,684
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		6,439	6,417
Braskem Idesa SAPI 7.45% 11/15/2029		13,000	8,739
Braskem Idesa SAPI 6.99% 2/20/2032[5]		13,676	8,872
Braskem Idesa SAPI 6.99% 2/20/2032		3,618	2,347
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]		7,945	7,813
Braskem Netherlands Finance BV 7.25% 2/13/2033		3,000	2,950
CVR Partners, LP 6.125% 6/15/2028[5]		5,290	4,606
EIDP, Inc. 4.80% 5/15/2033		6,692	6,555
First Quantum Minerals, Ltd. 6.875% 3/1/2026[5]		800	789
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]		6,500	6,351
FXI Holdings, Inc. 12.25% 11/15/2026[5]		13,721	12,452
FXI Holdings, Inc. 12.25% 11/15/2026[5]		8,422	7,601
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]		15,800	12,533
LABL, Inc. 9.50% 11/1/2028[5]		4,370	4,451

American Funds Strategic Bond Fund	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
LYB International Finance III, LLC 4.20% 5/1/2050	USD	2,800	$2,138
LYB International Finance III, LLC 3.625% 4/1/2051		8,366	5,797
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]		12,605	12,537
Nova Chemicals Corp. 5.25% 6/1/2027[5]		6,050	5,386
Nova Chemicals Corp. 4.25% 5/15/2029[5]		10,000	8,172
Nutrien, Ltd. 5.80% 3/27/2053		4,119	4,136
OCI NV 6.70% 3/16/2033[5]		14,213	13,903
Olin Corp. 5.00% 2/1/2030		4,500	4,163
Sasol Financing USA, LLC 8.75% 5/3/2029[5]		15,000	14,628
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]		15,450	13,817
Tronox, Inc. 4.625% 3/15/2029[5]		9,435	7,849
			214,425

Consumer staples 0.93%
7-Eleven, Inc. 0.95% 2/10/2026[5]		6,625	5,921
7-Eleven, Inc. 1.30% 2/10/2028[5]		1,890	1,598
7-Eleven, Inc. 1.80% 2/10/2031[5]		12,000	9,496
7-Eleven, Inc. 2.50% 2/10/2041[5]		12,000	8,041
7-Eleven, Inc. 2.80% 2/10/2051[5]		10,835	6,878
Albertsons Companies, Inc. 3.50% 3/15/2029[5]		5,730	4,966
Altria Group, Inc. 5.95% 2/14/2049		4,889	4,646
Altria Group, Inc. 3.70% 2/4/2051		9,080	6,091
BAT Capital Corp. 2.726% 3/25/2031		5,000	3,984
BAT Capital Corp. 4.742% 3/16/2032		15,000	13,686
BAT Capital Corp. 4.39% 8/15/2037		1,050	841
BAT Capital Corp. 3.734% 9/25/2040		2,640	1,881
BAT Capital Corp. 4.54% 8/15/2047		1,719	1,267
BAT Capital Corp. 4.758% 9/6/2049		941	711
BAT Capital Corp. 5.65% 3/16/2052		4,750	4,132
Central Garden & Pet Co. 4.125% 4/30/2031[5]		2,365	1,953
Constellation Brands, Inc. 4.35% 5/9/2027		11,513	11,233
Constellation Brands, Inc. 4.75% 5/9/2032		6,096	5,920
H.J. Heinz Co. 3.00% 6/1/2026		2,567	2,423
H.J. Heinz Co. 3.875% 5/15/2027		2,236	2,148
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[5]		5,000	4,432
MARB BondCo PLC 3.95% 1/29/2031[5]		2,821	2,022
NBM US Holdings, Inc. 6.625% 8/6/2029[13]		3,667	3,360
Philip Morris International, Inc. 5.125% 11/17/2027		16,032	16,093
Philip Morris International, Inc. 5.625% 11/17/2029		7,731	7,883
Philip Morris International, Inc. 1.75% 11/1/2030		6,736	5,327
Philip Morris International, Inc. 5.75% 11/17/2032		10,007	10,254
Post Holdings, Inc. 5.50% 12/15/2029[5]		4,000	3,696
Post Holdings, Inc. 4.625% 4/15/2030[5]		4,000	3,510
Post Holdings, Inc. 4.50% 9/15/2031[5]		10,920	9,336
Reynolds American, Inc. 5.85% 8/15/2045		105	94
The Central American Bottling Corp. 5.25% 4/27/2029[5]		4,075	3,769
			167,592

Real estate 0.81%
Boston Properties, LP 6.50% 1/15/2034		19,565	19,702
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[5]		4,075	3,396
Crown Castle, Inc. 5.00% 1/11/2028		2,381	2,339
Equinix, Inc. 2.625% 11/18/2024		2,226	2,127
Equinix, Inc. 2.90% 11/18/2026		883	810
Equinix, Inc. 2.00% 5/15/2028		4,765	4,063
Equinix, Inc. 3.20% 11/18/2029		798	702
Equinix, Inc. 2.50% 5/15/2031		8,771	7,150
Equinix, Inc. 3.40% 2/15/2052		4,370	3,061
FibraSOMA 4.375% 7/22/2031[5]		7,079	5,305
GLP Capital, LP 4.00% 1/15/2030		2,000	1,735
Howard Hughes Corp. 5.375% 8/1/2028[5]		3,900	3,476
Howard Hughes Corp. 4.375% 2/1/2031[5]		4,025	3,216
Iron Mountain, Inc. 5.00% 7/15/2028[5]		4,000	3,710
Iron Mountain, Inc. 4.50% 2/15/2031[5]		2,495	2,146
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,325	1,841
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,300	1,723
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]		6,000	5,219

20	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Public Storage 1.85% 5/1/2028	USD	3,147	$2,734
Public Storage 2.30% 5/1/2031		1,902	1,584
Sun Communities Operating, LP 2.30% 11/1/2028		4,193	3,530
Sun Communities Operating, LP 2.70% 7/15/2031		14,919	11,806
Sun Communities Operating, LP 4.20% 4/15/2032		18,016	15,756
VICI Properties, LP 3.75% 2/15/2027[5]		955	877
VICI Properties, LP 3.875% 2/15/2029[5]		6,800	5,974
VICI Properties, LP 4.125% 8/15/2030[5]		7,860	6,927
VICI Properties, LP 5.125% 5/15/2032		22,827	21,380
XHR, LP 4.875% 6/1/2029[5]		4,350	3,734
			146,023

Total corporate bonds, notes & loans			4,449,796

Asset-backed obligations 5.17%
AB BSL CLO, Ltd., Series 2023-4, Class A, (3-month USD CME Term SOFR + 2.00%) 6.957% 4/20/2036[1,4,5]		2,000	2,010
AB BSL CLO, Ltd., Series 2023-4, Class B, (3-month USD CME Term SOFR + 2.50%) 7.457% 4/20/2036[1,4,5]		500	502
ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[1,5]		52	52
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[1,5]		294	294
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,5]		562	559
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]		153	149
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,5]		450	448
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.376% 4/21/2031[1,4,5]		16,461	16,336
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.076% 7/25/2036[1,4,5]		30,950	30,967
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,5]		352	348
American Credit Acceptance Receivables Trust, Series 2022-4, Class B, 6.75% 10/13/2026[1,5]		859	861
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,5]		681	669
American Credit Acceptance Receivables Trust, Series 2022-2, Class C, 4.41% 6/13/2028[1,5]		1,500	1,469
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[1,5]		2,220	2,173
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,5]		554	540
American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.86% 2/15/2029[1,5]		880	895
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]		1,045	1,036
American Money Management Corp., Series 2016-18, Class BR, (3-month USD-LIBOR + 1.60%) 7.024% 5/26/2031[1,4,5]		1,000	978
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.49% 9/18/2026[1]		7,032	6,509
Anchorage Capital CLO, Ltd., Series 2019-11, Class AR, (3-month USD LIBOR + 1.14%) 6.413% 7/22/2032[1,4,5]		3,350	3,296
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.186% 4/26/2036[1,4,5]		800	810
Ares CLO, Ltd., Series 2016-39, Class A1R2, (3-month USD-LIBOR + 1.05%) 6.312% 4/18/2031[1,4,5]		3,000	2,964
Ares CLO, Ltd., Series 2019-52, Class A1R, (3-month USD-LIBOR + 1.05%) 6.323% 4/22/2031[1,4,5]		500	493
Ares CLO, Ltd., Series 2021-61, Class A, (3-month USD-LIBOR + 1.15%) 6.40% 10/20/2034[1,4,5]		1,050	1,032
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,5]		10,000	9,312
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class B, 2.65% 3/20/2026[1,5]		425	400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[1,5]		8,000	7,450
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,5]		5,911	5,915
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]		1,879	1,857

American Funds Strategic Bond Fund	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	USD	1,780	$1,753
Babson CLO, Ltd., Series 2019-3, Class AR1, (3-month USD-LIBOR + 1.07%) 6.32% 4/20/2031[1,4,5]		2,514	2,482
Babson CLO, Ltd., Series 2020-2, Class AR, (3-month USD-LIBOR + 1.01%) 6.27% 10/15/2033[1,4,5]		4,400	4,354
Babson CLO, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.15%) 6.412% 1/18/2035[1,4,5]		1,500	1,472
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.489% 7/24/2036[1,4,5]		500	500
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,5]		286	281
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,5]		7,500	7,083
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,5]		7,500	7,000
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,5]		4,000	3,521
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]		1,558	1,492
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]		7,800	6,893
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class C, 2.24% 10/17/2034[1,5]		8,400	6,891
Battalion CLO, Ltd., Series 2021-17A, Class D, (3-month USD-LIBOR + 3.25%) 8.50% 3/9/2034[1,4,5]		1,000	935
Battalion CLO, Ltd., Series 2017-11A, Class BR, (3-month USD-LIBOR + 1.72%) 6.993% 4/24/2034[1,4,5]		1,000	970
Benefit Street Partners CLO, Ltd., Series 2015-6BR, Class A, (3-month USD-LIBOR + 1.19%) 6.44% 7/20/2034[1,4,5]		1,500	1,470
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.07% 7/20/2035[1,4,5]		41,465	41,465
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]		1,722	1,425
Bluemountain CLO, Ltd., Series 2014-2, Class CR2, (3-month USD-LIBOR + 2.20%) 7.45% 10/20/2030[1,4,5]		700	677
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A, 4.63% 7/15/2025[1,5]		4,500	4,382
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]		7,704	6,418
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]		2,705	2,457
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		7,564	6,796
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]		698	584
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]		12,619	10,950
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]		19,959	19,477
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]		2,905	2,824
CFG Investments, Ltd., Series 2021-1, Class A, 4.70% 5/20/2032[1,5]		3,250	3,163
CFG Investments, Ltd., Series 2021-1, Class B, 5.82% 5/20/2032[1,5]		3,000	2,880
CIFC Funding, Ltd., CLO, Series 2019-5A, Class A1R1, (3-month USD-LIBOR + 1.14%) 6.40% 1/15/2035[1,4,5]		500	491
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,5]		767	670
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,5]		1,423	1,243
Cook Park CLO, Ltd., Series 2018-1A, Class B, (3-month USD-LIBOR + 1.40%) 6.66% 4/17/2030[1,4,5]		500	491
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,5]		168	167
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,5]		164	162
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]		2,500	2,406
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,5]		351	344
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,5]		526	520
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,5]		1,000	984
CPS Auto Receivables Trust, Series 2022-C, Class C, 5.28% 4/15/2030[1,5]		1,130	1,107
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,5]		1,013	1,006
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]		2,000	1,925
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]		3,000	2,890
Credit Acceptance Auto Loan Trust, Series 2023-1, Class B, 7.02% 5/16/2033[1,5]		2,000	2,021
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,5]		3,000	3,016
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]		1,129	1,105
Drive Auto Receivables Trust, Series 2020-1, Class D, 2.70% 5/17/2027[1]		5,153	5,069
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,5]		366	363

22	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,5]	USD	200	$197
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,5]		400	393
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,5]		1,125	1,112
Dryden Senior Loan Fund, CLO, Series 2020-83, Class A, (3-month USD-LIBOR + 1.22%) 6.482% 1/18/2032[1,4,5]		700	693
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]		3,306	2,877
Elmwood CLO II, Ltd., Series 2019-2, Class AR, (3-month USD-LIBOR + 1.15%) 6.40% 4/20/2034[1,4,5]		1,800	1,773
Elmwood CLO IX, Ltd., Series 2021-2, Class A, (3-month USD-LIBOR + 1.13%) 6.38% 7/20/2034[1,4,5]		1,860	1,832
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD-LIBOR + 1.04%) 6.29% 10/20/2034[1,4,5]		1,000	989
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]		65	65
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,5]		3,747	3,667
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,5]		481	478
Exeter Automobile Receivables Trust, Series 2019-3, Class E, 4.00% 8/17/2026[1,5]		3,595	3,520
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		555	546
Exeter Automobile Receivables Trust, Series 2023-1, Class B, 5.72% 4/15/2027[1]		616	612
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		286	285
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		227	227
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]		1,422	1,422
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		125	125
Exeter Automobile Receivables Trust, Series 2022-2, Class C, 3.85% 7/17/2028[1]		2,275	2,195
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		1,165	1,110
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]		517	505
Exeter Automobile Receivables Trust, Series 2022-4A, Class D, 5.98% 12/15/2028[1]		1,498	1,471
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]		430	444
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		226	226
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		725	723
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,5]		4,387	4,665
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]		1,697	1,683
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]		2,028	2,037
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]		414	409
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.638% 8/17/2037[1,5]		1,000	924
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]		10,392	9,336
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968% 10/19/2037[1,5]		3,700	3,314
FirstKey Homes Trust, Series 2020-SFR2, Class F1, 3.017% 10/19/2037[1,5]		1,375	1,248
FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358% 9/17/2038[1,5]		3,513	3,007
FirstKey Homes Trust, Series 2021-SFR2, Class F1, 2.908% 9/17/2038[1,5]		1,389	1,188
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]		166	166
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]		130	130
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,5]		2,467	2,436
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,5]		2,918	2,869
Freedom Financial, Series 2022-1FP, Class B, 1.91% 3/19/2029[1,5]		6,266	6,200
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]		4,131	3,516
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]		235	194
Genesis Sales Finance Master Trust, Series 2021-A, Class D, 2.09% 12/21/2026[1,5]		2,000	1,744
Genesis Sales Finance Master Trust, Series 2021-A, Class E, 3.77% 12/21/2026[1,5]		6,000	5,037
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]		1,625	1,502
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,5]		3,172	2,822
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,5]		871	778
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[1,5]		1,039	1,039
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]		615	614
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[1,4,5]		4,800	4,764
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD-LIBOR + 1.47%) 6.725% 1/25/2031[1,4,5]		970	962
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, (3-month USD-LIBOR + 2.30%) 7.56% 4/15/2034[1,4,5]		500	484
HalseyPoint CLO, Ltd., Series 2023-7, Class B, (3-month USD CME Term SOFR + 2.95%) 7.811% 7/20/2036[1,4,5]		1,500	1,500
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]		19,550	19,550
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]		9,753	9,143
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]		3,660	3,425
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]		2,336	2,173
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,5]		3,493	3,200
Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]		2,200	2,169

American Funds Strategic Bond Fund	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	USD	10,573	$9,229
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]		3,950	3,457
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]		2,477	2,140
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]		6,036	5,187
Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]		1,806	1,797
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD-LIBOR + 1.00%) 6.326% 2/5/2031[1,4,5]		932	926
Jamestown CLO, Ltd., Series 2018-11, Class A2, (3-month USD-LIBOR + 1.70%) 6.951% 7/14/2031[1,4,5]		500	489
Jamestown CLO, Ltd., Series 2019-14, Class A2R, (3-month USD-LIBOR + 1.75%) 7.00% 10/20/2034[1,4,5]		1,700	1,671
KKR Static CLO I, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.60%) 7.648% 7/20/2031[1,4,5]		12,200	12,215
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]		415	413
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]		550	543
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]		30,843	30,704
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]		1,575	1,567
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]		510	503
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]		1,127	1,109
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]		1,771	1,766
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,5]		219	221
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]		1,712	1,684
LCM, LP, Series 38A, Class D, (3-month USD CME Term SOFR + 4.66%) 9.646% 7/15/2034[1,4,5]		1,125	1,086
Logan CLO II, Ltd., Series 21-2, Class A, (3-month USD-LIBOR + 1.15%) 6.40% 1/20/2035[1,4,5]		1,700	1,672
MidOcean Credit CLO, Series 2023-12, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.06% 4/18/2034[1,4,5]		1,500	1,506
MidOcean Credit CLO, Series 2023-12, Class B, (3-month USD CME Term SOFR + 2.55%) 7.61% 4/18/2034[1,4,5]		500	501
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,5]		34,067	33,642
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,5]		400	391
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,5]		2,400	2,344
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,13]		16,102	16,057
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,13]		2,605	2,598
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7,13]		8,615	8,706
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7,13]		12,000	12,143
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7,13]		5,000	5,080
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]		1,639	1,626
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,5]		7,000	6,969
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,5]		761	636
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]		6,098	5,319
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,5]		4,155	3,390
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		72	64
Nelnet Student Loan Trust, Series 2021-CA, Class C, 3.36% 4/20/2062[1,5]		5,313	4,347
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,5]		11,333	9,207
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD-LIBOR + 2.15%) 7.415% 10/19/2031[1,4,5]		500	491
Neuberger Berman CLO, Ltd., Series 2015-20A, Class ARR, (3-month USD-LIBOR + 1.16%) 6.42% 7/15/2034[1,4,5]		1,000	985
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		42,939	36,644
Oak Hill Credit Partners, CLO, Series 2023-15, Class B1, (3-month USD CME Term SOFR + 2.50%) 7.619% 4/20/2035[1,4,5]		250	252
Oaktree CLO, Ltd., Series 2019-1, Class A1R, (3-month USD-LIBOR + 1.11%) 6.383% 4/22/2030[1,4,5]		2,600	2,573
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[1,4,5]		5,100	5,062
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD-LIBOR + 1.00%) 6.211% 4/10/2033[1,4,5]		3,500	3,452

24	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.597% 7/16/2036[1,4,5]	USD	500	$502
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,5]		3,712	3,547
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,5]		4,316	4,057
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,5]		1,350	1,215
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,5]		1,350	1,192
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,5]		3,866	3,505
Oportun Funding, LLC, Series 2021-B, Class B, 1.96% 5/8/2031[1,5]		6,202	5,550
Oportun Funding, LLC, Series 2022-A, Class B, 5.25% 6/9/2031[1,5]		3,500	3,255
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.04% 4/15/2030[1,4,5]		1,280	1,268
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[1,4,5]		12,987	12,933
Palmer Square Loan Funding, CLO, Series 2022-5, Class A2, (3-month USD CME Term SOFR + 2.65%) 7.636% 1/15/2031[1,4,5]		3,000	3,000
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 9.862% 7/20/2031[1,4,5]		1,297	1,302
Park Avenue Institutional Advisers CLO, Series 2017-AR, Class A2R, (3-month USD-LIBOR + 1.55%) 6.871% 2/14/2034[1,4,5]		1,000	966
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		7,728	7,492
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]		561	558
Pikes Peak CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 1.95%) 7.01% 4/20/2036[1,4,5]		3,000	2,997
Pikes Peak CLO, Series 2023-14, Class C, (3-month USD CME Term SOFR + 3.30%) 8.36% 4/20/2036[1,4,5]		214	216
Pikes Peak CLO, Series 2023-14, Class D, (3-month USD CME Term SOFR + 5.45%) 10.51% 4/20/2036[1,4,5]		500	504
PPM CLO, Ltd., Series 2022-6, Class B, (3-month USD CME Term SOFR + 3.60%) 8.175% 1/20/2031[1,4,5]		4,200	4,204
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]		1,366	1,345
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[1,4,5]		979	967
Rad CLO, Ltd., Series 2019-5, Class AR, (3-month USD-LIBOR + 1.12%) 6.393% 7/24/2032[1,4,5]		1,950	1,924
Rad CLO, Ltd., Series 2019-6A, Class A1, (3-month USD-LIBOR + 1.38%) 6.63% 1/20/2033[1,4,5]		250	248
Regatta XIV Funding, Ltd., CLO, Series 2019-1A, Class AR, (3-month USD-LIBOR + 1.10%) 6.36% 10/15/2032[1,4,5]		1,500	1,481
Regatta XXIII Funding, Ltd., Series 2021-4, Class A1, (3-month USD-LIBOR + 1.15%) 6.40% 1/20/2035[1,4,5]		800	782
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]		12,308	12,042
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]		7,757	7,372
Rockford Tower CLO, Ltd., Series 2018-2A, Class B, (3-month USD-LIBOR + 1.80%) 7.05% 10/20/2031[1,4,5]		1,265	1,233
Romark CLO, Ltd., Series 2018-1, Class A1, (3-month USD-LIBOR + 1.03%) 6.28% 4/20/2031[1,4,5]		327	323
RRAM, CLO, Series 2021-14, Class A1, (3-month USD-LIBOR + 1.12%) 6.38% 4/15/2036[1,4,5]		1,500	1,471
Santander Consumer Auto Receivables Trust, Series 2020-A, Class C, 3.71% 2/17/2026[1,5]		4,882	4,856
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		10,717	10,718
Santander Drive Auto Receivables Trust, Series 2020-4, Class D, 1.48% 1/15/2027[1]		15,000	14,492
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		3,288	3,225
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]		6,685	6,677
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		1,098	1,075
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		1,550	1,510
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		3,626	3,612
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		1,263	1,241
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		4,522	4,382
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		1,072	1,043
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]		887	865
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		7,605	7,752
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]		114	114

American Funds Strategic Bond Fund	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	USD	203	$203
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]		117	117
Shackleton CLO, Ltd., Series 2013-4RA, Class A2A, (3-month USD-LIBOR + 1.60%) 6.842% 4/13/2031[1,4,5]		2,000	1,954
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]		3,275	2,984
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]		3,275	2,984
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]		5,001	4,548
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,5]		5,000	4,658
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]		5,000	4,879
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]		3,000	2,957
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]		6,651	5,792
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]		2,677	2,401
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]		13,271	10,745
Stellar Jay Ireland DAC, Series 2021-1, Class B, 5.926% 10/15/2041[1,5]		19,886	14,387
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]		777	703
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,5]		7,101	6,005
Stratus Static CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.35%) 7.398% 7/20/2030[1,4,5]		18,570	18,594
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.098% 10/20/2031[1,4,5]		3,500	3,511
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]		3,250	2,961
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.32% 4/20/2035[1,4,5]		1,500	1,502
Sycamore Tree CLO, Ltd., Series 2023-3, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.12% 4/20/2035[1,4,5]		750	757
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,5]		2,810	2,623
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,5]		2,626	2,305
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046[1,5]		2,397	2,008
TIAA CLO, Ltd., Series 2018-1, Class B, (3-month USD-LIBOR + 2.15%) 7.40% 1/20/2032[1,4,5]		750	725
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD-LIBOR + 3.18%) 8.435% 4/25/2034[1,4,5]		500	449
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,4,5]		500	501
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]		1,057	908
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,5]		3,804	3,315
Trysail CLO, Ltd., Series 2021-1, Class C, (3-month USD-LIBOR + 2.40%) 7.65% 7/20/2032[1,4,5]		1,500	1,411
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		603	598
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]		1,280	1,270
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 4.935% 4/15/2036[1,4,5]		1,000	1,010
Wellfleet CLO, Ltd., Series 2018-2, Class A1, (3-month USD-LIBOR + 1.20%) 6.45% 10/20/2031[1,4,5]		330	326
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,5]		240	239
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]		3,125	3,039
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,5]		2,110	2,093
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,5]		1,606	1,604
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,5]		99	98
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,5]		212	209
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,5]		412	407
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,5]		1,207	1,205
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,5]		6,972	6,971
Wind River CLO, Ltd., Series 2023-1, Class B, (3-month USD CME Term SOFR + 2.50%) 7.571% 4/25/2036[1,4,5]		750	757
Wind River CLO, Ltd., Series 2023-1, Class C1, (3-month USD CME Term SOFR + 3.50%) 8.571% 4/25/2036[1,4,5]		500	498
			927,202

26	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 4.92%
Angola (Republic of) 9.50% 11/12/2025	USD	5,570	$5,457
Angola (Republic of) 8.00% 11/26/2029		6,000	5,100
Argentine Republic 1.00% 7/9/2029		161	52
Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[6]		16,951	5,099
Brazil (Federative Republic of) 10.00% 1/1/2033	BRL	408,459	82,257
Brazil (Federative Republic of) 6.00% 8/15/2040[9]		54,918	12,244
Brazil (Federative Republic of) 6.00% 8/15/2050[9]		1,011,419	226,910
Brazil (Federative Republic of) 6.00% 5/15/2055[9]		9,036	2,037
Brazilian Government International Bond 6.00% 8/15/2060[9]		54,918	12,457
Chile (Republic of) 4.34% 3/7/2042	USD	3,565	3,174
Chile (Republic of) 3.10% 1/22/2061		21,959	14,398
Colombia (Republic of) 3.00% 1/30/2030		5,422	4,228
Colombia (Republic of) 3.125% 4/15/2031		3,297	2,494
Colombia (Republic of) 8.00% 4/20/2033		22,365	22,748
Colombia (Republic of) 7.50% 2/2/2034		7,660	7,510
Colombia (Republic of) 5.625% 2/26/2044		200	149
Colombia (Republic of) 5.00% 6/15/2045		7,341	5,129
Colombia (Republic of) 5.20% 5/15/2049		1,279	882
Dominican Republic 7.05% 2/3/2031[5]		7,040	7,029
Dominican Republic 5.875% 1/30/2060[5]		465	361
Egypt (Arab Republic of) 8.15% 11/20/2059		24,000	12,496
European Investment Bank 0.625% 10/21/2027		15,310	13,135
Gabonese Republic 7.00% 11/24/2031[5]		10,000	7,962
Ghana (Republic of) 3.35% PIK and 5.00% Cash 2/16/2027[11]	GHS	20,786	992
Ghana (Republic of) 3.50% PIK and 5.00% Cash 2/15/2028[11]		20,786	871
Ghana (Republic of) 3.65% PIK and 5.00% Cash 2/13/2029[11]		20,034	757
Ghana (Republic of) 3.80% PIK and 5.00% Cash 2/12/2030[11]		20,034	693
Ghana (Republic of) 3.95% PIK and 5.00% Cash 2/11/2031[11]		18,979	612
Ghana (Republic of) 4.10% PIK and 5.00% Cash 2/10/2032[11]		18,979	579
Ghana (Republic of) 4.25% PIK and 5.00% Cash 2/8/2033[11]		18,979	560
Ghana (Republic of) 4.40% PIK and 5.00% Cash 2/7/2034[11]		8,443	241
Ghana (Republic of) 4.55% PIK and 5.00% Cash 2/6/2035[11]		8,443	235
Ghana (Republic of) 4.70% PIK and 5.00% Cash 2/5/2036[11]		8,443	232
Ghana (Republic of) 4.85% PIK and 5.00% Cash 2/3/2037[11]		8,443	229
Ghana (Republic of) 5.00% PIK and 5.00% Cash 2/2/2038[11]		8,443	228
Greece (Hellenic Republic of) 3.45% 4/2/2024	EUR	1,220	1,333
Greece (Hellenic Republic of) 3.375% 2/15/2025		1,480	1,616
India (Republic of) 7.88% 3/19/2030	INR	333,000	4,233
India (Republic of) 7.61% 5/9/2030		367,000	4,608
Inter-American Development Bank 0.625% 7/15/2025	USD	13,000	11,936
Japan, Series 20, 0.10% 3/10/2025[9]	JPY	535,000	3,830
Japan Bank for International Cooperation 1.25% 1/21/2031	USD	11,352	8,978
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[5]		1,420	1,418
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[6]		30,000	22,870
Oman (Sultanate of) 7.00% 1/25/2051[5]		10,000	9,925
OMERS Finance Trust 3.50% 4/19/2032[5]		20,000	18,352
OMERS Finance Trust 4.00% 4/19/2052[5]		20,000	16,692
Panama (Republic of) 3.298% 1/19/2033		7,940	6,657
Panama (Republic of) 6.40% 2/14/2035		8,595	8,985
Panama (Republic of) 6.853% 3/28/2054		8,060	8,405
Panama (Republic of) 4.50% 4/1/2056		1,475	1,111
Panama (Republic of) 4.50% 1/19/2063		5,850	4,295
Peru (Republic of) 2.392% 1/23/2026		1,365	1,274
Peru (Republic of) 6.15% 8/12/2032	PEN	254,420	67,023
Peru (Republic of) 3.00% 1/15/2034	USD	7,055	5,879
Peru (Republic of) 2.78% 12/1/2060		17,695	10,866
Philippines (Republic of) 1.648% 6/10/2031		13,830	10,924
Philippines (Republic of) 2.65% 12/10/2045		7,941	5,362
Romania 3.50% 4/3/2034	EUR	995	865
Saskatchewan (Province of) 3.25% 6/8/2027	USD	8,047	7,636
Sharjah (Emirate of) 6.50% 11/23/2032[5]		8,015	8,288
South Africa (Republic of) 5.875% 4/20/2032		15,000	13,319
Spain (Kingdom of) 1.25% 10/31/2030	EUR	12,245	11,636
Tunisia (Republic of) 6.75% 10/31/2023		30,000	30,499
Ukraine 7.375% 9/25/2034[12]	USD	5,370	1,256
United Kingdom 0.125% 8/10/2041[9]	GBP	3,156	3,507
United Mexican States 5.00% 4/27/2051	USD	3,290	2,861

American Funds Strategic Bond Fund	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States 6.338% 5/4/2053	USD	6,235	$6,367
United Mexican States 3.75% 4/19/2071		13,080	8,758
United Mexican States, Series M20, 10.00% 12/5/2024	MXN	1,060,000	61,513
United Mexican States, Series M, 7.50% 6/3/2027		60,000	3,337
United Mexican States, Series M, 8.00% 11/7/2047		496,456	26,521
			882,472

Municipals 1.25%
California 0.13%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	USD	4,470	3,657
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041		6,710	5,111
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 5/15/2025		5,000	4,631
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027		5,400	4,791
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 5/15/2030		6,450	5,302
			23,492

Florida 0.15%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 7/1/2025		15,075	13,924
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		14,910	12,443
			26,367

Illinois 0.18%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		555	555
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		2,645	2,502
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		960	915
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[5]		1,780	1,924
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		19,120	17,066
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		100	105
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 12/15/2026		6,385	6,050
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		13,690	2,659
			31,776

New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		987	1,061

Ohio 0.23%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		48,420	41,529

Puerto Rico 0.16%
G.O. Restructured Bonds, Series 2022-A-1, 5.25% 7/1/2023		636	636
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		1,275	1,308
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		1,264	1,332
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		1,243	1,333
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031		1,207	1,321
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		1,145	1,091
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		1,029	959
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		883	795
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		1,201	1,047
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		1,249	1,060

28	American Funds Strategic Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Puerto Rico (continued)
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	USD	382	$366
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		1,473	903
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2043		5,407	2,730
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		50,777	14,328
			29,209

Texas 0.07%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]		12,500	12,518

Washington 0.15%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[5]		26,000	26,827

Wisconsin 0.18%
Public Fin. Auth., Certs. of Part. (Legacy Hills Capital Recovery Fee Projects), Series 2021, Capital Appreciation Bonds, 0% 12/17/2061		11,375	11,375
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		21,930	20,579
			31,954

Total municipals			224,733

Federal agency bonds & notes 0.19%
Fannie Mae 0.875% 8/5/2030		19,166	15,412
Federal Farm Credit Banks 1.75% 2/14/2025		3,107	2,953
Korea Housing Finance Corp. 4.625% 2/24/2028[5]		14,900	14,688
			33,053

Total bonds, notes & other debt instruments (cost: $18,978,926,000)			17,570,520

Common stocks 0.01%		Shares
Real estate 0.01%
WeWork, Inc., Class A14		3,462,750	885

Consumer discretionary 0.00%
NMG Parent, LLC[7,14]		1,149	138
MYT Holding Co., Class B7,14		130,350	130
			268

Total common stocks (cost: $2,549,000)			1,153

Preferred securities 0.00%
Consumer discretionary 0.00%
MYT Holdings, LLC, Series A, 10.00% preferred shares[7,14]		224,416	179

Total preferred securities (cost: $201,000)			179

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,14]		4,602	63

Total rights & warrants (cost: $28,000)			63

American Funds Strategic Bond Fund	29

Short-term securities 31.94%	Shares	Value (000)
Money market investments 31.94%
Capital Group Central Cash Fund 5.15%[15,16]	57,296,756	$5,730,248

Total short-term securities (cost: $5,729,463,000)		5,730,248
Total investment securities 129.91% (cost: $24,711,167,000)		23,302,163
Other assets less liabilities (29.91)%		(5,365,133)

Net assets 100.00%		$17,937,030

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	4,704	July 2023	USD	1,860,091	$1,920
30 Day Federal Funds Futures	Short	6,059	August 2023		(2,391,477)	(210)
30 Day Federal Funds Futures	Short	5,249	October 2023		(2,070,459)	(1,569)
30 Day Federal Funds Futures	Long	5,249	November 2023		2,068,928	(952)
2 Year U.S. Treasury Note Futures	Long	114,621	September 2023		23,307,464	(276,306)
5 Year U.S. Treasury Note Futures	Long	44,534	September 2023		4,769,313	(66,393)
10 Year Euro-Bund Futures	Short	1,988	September 2023		(290,123)	1,564
10 Year Italy Government Bond Futures	Short	5,850	September 2023		(741,191)	(1,919)
10 Year Japanese Government Bond Futures	Short	599	September 2023		(616,663)	(2,347)
10 Year Ultra U.S. Treasury Note Futures	Short	17,744	September 2023		(2,101,555)	18,015
10 Year U.S. Treasury Note Futures	Short	18,887	September 2023		(2,120,361)	27,611
20 Year U.S. Treasury Bond Futures	Short	23	September 2023		(2,919)	1
30 Year Euro-Buxl Futures	Long	201	September 2023		30,619	306
30 Year Ultra U.S. Treasury Bond Futures	Long	1,941	September 2023		264,401	3,051
						$(297,228)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
CAD	109,175	USD	80,671	Bank of America	7/7/2023	$1,750
USD	82,361	CAD	109,175	Citibank	7/7/2023	(59)
EUR	164,725	USD	177,758	UBS AG	7/12/2023	2,099
JPY	1,831,000	EUR	12,260	Bank of America	7/12/2023	(673)
JPY	24,294,000	USD	175,519	HSBC Bank	7/12/2023	(6,837)
USD	345,512	MXN	6,271,738	Bank of America	7/12/2023	(20,004)
USD	148,150	NZD	238,000	JPMorgan Chase	7/17/2023	2,101
NZD	238,000	USD	144,752	JPMorgan Chase	7/17/2023	1,298
COP	816,915,000	USD	193,687	Morgan Stanley	7/17/2023	983
CLP	74,789,700	USD	92,460	Goldman Sachs	7/17/2023	602
USD	7,220	KRW	9,269,600	HSBC Bank	7/17/2023	179
USD	4,443	SGD	5,945	HSBC Bank	7/17/2023	45
USD	3,030	SEK	32,500	BNP Paribas	7/17/2023	14
USD	8,719	INR	720,000	Standard Chartered Bank	7/17/2023	(47)
USD	23,830	BRL	117,230	Citibank	7/17/2023	(574)
USD	49,291	ZAR	906,875	Morgan Stanley	7/24/2023	1,232
JPY	52,836,527	USD	375,193	Citibank	7/24/2023	(7,574)
USD	65,078	EUR	59,240	UBS AG	7/25/2023	348
EUR	5,838	MXN	110,000	Bank of America	7/26/2023	(12)
USD	102,634	MXN	1,771,466	Morgan Stanley	7/26/2023	(295)
USD	365,614	MXN	6,271,738	Goldman Sachs	7/27/2023	1,279
						$(24,145)

30	American Funds Strategic Bond Fund

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	received (000)	at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD129,461	$(503)	$—	$(503)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	1,103,232	(4,297)	—	(4,297)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	406,601	(1,747)	—	(1,747)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	1,016,363	(4,353)	—	(4,353)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	167,647	(745)	—	(745)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	167,647	(751)	—	(751)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	184,049	(875)	—	(875)
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR448,100	(46,584)	—	(46,584)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	448,100	(46,662)	—	(46,662)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY1,442,100	54	(3)	57
SOFR	Annual	3.27%	Annual	3/4/2028	USD175,000	5,167	—	5,167
3.16%	Annual	SOFR	Annual	6/20/2028	168,000	(5,709)	—	(5,709)
U.S. EFFR	Annual	2.438%	Annual	1/11/2029	44,000	3,021	—	3,021
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN636,500	2,308	—	2,308
3.18%	Annual	SOFR	Annual	4/17/2030	USD166,100	(5,370)	—	(5,370)
3.275%	Annual	SOFR	Annual	4/18/2030	166,100	(4,437)	—	(4,437)
3.353%	Annual	SOFR	Annual	4/19/2030	166,100	(3,671)	—	(3,671)
3.342%	Annual	SOFR	Annual	4/19/2030	166,100	(3,779)	—	(3,779)
3.344%	Annual	SOFR	Annual	4/20/2030	166,200	(3,760)	—	(3,760)
3.128%	Annual	SOFR	Annual	4/28/2030	166,200	(5,882)	—	(5,882)
3.285%	Annual	SOFR	Annual	5/1/2030	166,200	(4,331)	—	(4,331)
3.259%	Annual	SOFR	Annual	5/1/2030	166,300	(4,590)	—	(4,590)
3.186%	Annual	SOFR	Annual	5/9/2030	166,300	(5,306)	—	(5,306)
3.215%	Annual	SOFR	Annual	5/10/2030	166,300	(5,018)	—	(5,018)
3.29%	Annual	SOFR	Annual	5/19/2030	199,300	(5,114)	—	(5,114)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	153,800	29,362	—	29,362
SOFR	Annual	3.10%	Annual	6/20/2033	90,300	3,460	—	3,460
SOFR	Annual	3.175%	Annual	2/1/2038	20,700	72	—	72
3.095%	Annual	SOFR	Annual	9/27/2048	27,500	(946)	—	(946)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	12,600	5,766	—	5,766
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	5,800	2,668	—	2,668
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	5,200	2,382	—	2,382
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR16,100	8,339	—	8,339
6-month EURIBOR	Semi-annual	0.006%	Annual	12/3/2050	74,200	40,037	—	40,037
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	74,200	39,859	—	39,859
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	39,980	21,109	—	21,109
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,667)	—	(15,667)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	39,150	(15,919)	—	(15,919)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	46,200	(19,015)	—	(19,015)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD118,924	4,170	—	4,170
SOFR	Annual	3.02%	Annual	1/12/2053	118,900	4,039	—	4,039
SOFR	Annual	2.974%	Annual	4/17/2053	52,200	2,174	—	2,174
SOFR	Annual	3.044%	Annual	4/18/2053	52,700	1,504	—	1,504
SOFR	Annual	3.0875%	Annual	4/19/2053	52,600	1,072	—	1,072
SOFR	Annual	3.1035%	Annual	4/19/2053	52,500	913	—	913
SOFR	Annual	3.0895%	Annual	4/20/2053	52,600	1,053	—	1,053
SOFR	Annual	2.9405%	Annual	4/28/2053	52,500	2,511	—	2,511
SOFR	Annual	3.0535%	Annual	5/1/2053	105,100	2,799	—	2,799
SOFR	Annual	3.085%	Annual	5/9/2053	53,100	1,096	—	1,096
SOFR	Annual	3.1135%	Annual	5/10/2053	52,800	806	—	806
SOFR	Annual	3.1605%	Annual	5/19/2053	63,500	405	—	405
						$(28,885)	$(3)	$(28,882)

American Funds Strategic Bond Fund	31

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD	2,076,400	$(31,030)	$(12,824)	$(18,206)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028		2,441,607	(67,601)	(9,163)	(58,438)
						$(98,631)	$(21,987)	$(76,644)

Investments in affiliates16

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 31.94%
Money market investments 31.94%
Capital Group Central Cash Fund 5.15%[15]	$1,602,581	$8,652,571	$4,525,734	$300	$530	$5,730,248	$90,568

Restricted securities13

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	$16,100	$16,057	.09%
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[1,7]	12/6/2022	12,000	12,143	.07
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[1,7]	12/6/2022	8,615	8,706	.05
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[1,7]	12/6/2022	4,999	5,080	.03
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	2,605	2,598	.01
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	10,231	10,229	.05
NBM US Holdings, Inc. 6.625% 8/6/2029	9/17/2020	3,857	3,360	.02
Total		$58,407	$58,173	.32%

32	American Funds Strategic Bond Fund

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Purchased on a TBA basis.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,071,005,000, which represented 17.12% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $510,800,000, which represented 2.85% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $68,766,000, which represented .38% of the net assets of the fund.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Scheduled interest and/or principal payment was not received.
[13]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $58,173,000, which represented .32% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 6/30/2023.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

AMT = Alternative Minimum

Tax Assn. = Association

Auth. = Authority

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

Certs. = Certificates

CLO = Collateralized Loan Obligations

CLP = Chilean pesos

CME = CME Group

CMO = Collateralized Mortgage Obligations

COP = Colombian pesos

DAC = Designated Activity Company

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

FRA = Forward Rate Agreement

G.O. = General Obligation

GBP = British pounds

GHS = Ghanaian credi

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

NZD = New Zealand dollars

Part. = Participation

PEN = Peruvian nuevos soles

PIK = Payment In Kind

Ref. = Refunding

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TIIE = Equilibrium Interbank Interest Rate

TONAR = Tokyo Overnight Average Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	33

Financial statements

Statement of assets and liabilities at June 30, 2023	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $18,981,704)	$17,571,915
Affiliated issuers (cost: $5,729,463)	5,730,248	$23,302,163
Cash		3,467
Unrealized appreciation on open forward currency contracts		11,930
Receivables for:
Sales of investments	1,679,220
Sales of fund’s shares	77,703
Dividends and interest	155,678
Variation margin on futures contracts	11,328
Variation margin on centrally cleared swap contracts	5,189
Other	305	1,929,423
		25,246,983
Liabilities:
Unrealized depreciation on open forward currency contracts		36,075
Payables for:
Purchases of investments	7,212,657
Repurchases of fund’s shares	9,617
Investment advisory services	4,069
Services provided by related parties	1,553
Trustees’ deferred compensation	39
Variation margin on futures contracts	13,081
Variation margin on centrally cleared swap contracts	32,764
Other	98	7,273,878
Net assets at June 30, 2023		$17,937,030

Net assets consist of:
Capital paid in on shares of beneficial interest		$20,707,677
Total accumulated loss		(2,770,647)
Net assets at June 30, 2023		$17,937,030

Refer to the notes to financial statements.

34	American Funds Strategic Bond Fund

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,936,908 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,591,812	280,054	$9.25
Class C	102,479	11,137	9.20
Class T	9	1	9.26
Class F-1	326,733	35,346	9.24
Class F-2	6,092,902	657,969	9.26
Class F-3	2,717,220	293,554	9.26
Class 529-A	82,012	8,868	9.25
Class 529-C	7,744	841	9.21
Class 529-E	3,314	358	9.25
Class 529-T	11	1	9.27
Class 529-F-1	9	1	9.25
Class 529-F-2	27,147	2,933	9.25
Class 529-F-3	9	1	9.25
Class R-1	1,328	144	9.25
Class R-2	8,780	952	9.22
Class R-2E	3,315	359	9.24
Class R-3	15,826	1,714	9.24
Class R-4	22,427	2,426	9.25
Class R-5E	5,250	567	9.26
Class R-5	10,085	1,089	9.27
Class R-6	5,918,618	638,593	9.27

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	35

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $23)	$312,387
Dividends from affiliated issuers	90,568	$402,955
Fees and expenses*:
Investment advisory services	23,672
Distribution services	4,891
Transfer agent services	4,372
Administrative services	2,580
529 plan services	35
Reports to shareholders	298
Registration statement and prospectus	1,512
Trustees’ compensation	27
Auditing and legal	13
Custodian	126
Other	29
Total fees and expenses before waiver	37,555
Less waiver of fees and expenses:
Investment advisory services waiver	26
Total fees and expenses after waiver		37,529
Net investment income		365,426

Net realized loss and unrealized appreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(321,836)
Affiliated issuers	300
Options purchased on futures (futures style)	(234)
Options written	434
Futures contracts	(38,883)
Forward currency contracts	(26,087)
Swap contracts	(313,212)
Currency transactions	114	(699,404)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $50):
Unaffiliated issuers	450,169
Affiliated issuers	530
Futures contracts	(439,997)
Forward currency contracts	(45,234)
Swap contracts	254,205
Currency translations	126	219,799
Net realized loss and unrealized appreciation		(479,605)

Net decrease in net assets resulting from operations		$(114,179)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

36	American Funds Strategic Bond Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$365,426	$517,924
Net realized loss	(699,404)	(60,155)
Net unrealized appreciation (depreciation)	219,799	(2,071,864)
Net decrease in net assets resulting from operations	(114,179)	(1,614,095)

Distributions paid to shareholders:
Distributions	(248,167)	(752,862)
Return of capital	—	(10,274)
Total distributions paid and return of capital paid to shareholders	(248,167)	(763,136)

Net capital share transactions	2,496,264	7,978,611

Total increase in net assets	2,133,918	5,601,380

Net assets:
Beginning of period	15,803,112	10,201,732
End of period	$17,937,030	$15,803,112

*	Unaudited.

Refer to the notes to financial statements.

American Funds Strategic Bond Fund	37

Notes to financial statements	unaudited

1. Organization

American Funds Strategic Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

38	American Funds Strategic Bond Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with

American Funds Strategic Bond Fund	39

U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,464,088	$71,881	$6,535,969
U.S. Treasury bonds & notes	—	4,517,295	—	4,517,295
Corporate bonds, notes & loans	—	4,439,567	10,229	4,449,796
Asset-backed obligations	—	863,068	64,134	927,202
Bonds & notes of governments & government agencies outside the U.S.	—	882,472	—	882,472
Municipals	—	224,733	—	224,733
Federal agency bonds & notes	—	33,053	—	33,053
Common stocks	885	—	268	1,153
Preferred securities	—	—	179	179
Rights & warrants	—	—	63	63
Short-term securities	5,730,248	—	—	5,730,248
Total	$5,731,133	$17,424,276	$146,754	$23,302,163

40	American Funds Strategic Bond Fund

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$52,468	$—	$—	$52,468
Unrealized appreciation on open forward currency contracts	—	11,930	—	11,930
Unrealized appreciation on centrally cleared interest rate swaps	—	186,149	—	186,149
Liabilities:
Unrealized depreciation on futures contracts	(349,696)	—	—	(349,696)
Unrealized depreciation on open forward currency contracts	—	(36,075)	—	(36,075)
Unrealized depreciation on centrally cleared interest rate swaps	—	(215,031)	—	(215,031)
Unrealized depreciation on centrally cleared credit default swaps	—	(76,644)	—	(76,644)
Total	$(297,228)	$(129,671)	$—	$(426,899)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Strategic Bond Fund	41

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

42	American Funds Strategic Bond Fund

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Strategic Bond Fund	43

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2023, the fund’s maximum exposure of unfunded bond commitments was $725,000, which would represent less than .01% of the net assets of the fund should such commitments become due.

Option contracts — The fund has entered into option contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

44	American Funds Strategic Bond Fund

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. For purchased options, the net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments in unaffiliated issuers in the fund’s statement of operations, and from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations. For written options, the net realized gains or losses and net unrealized appreciation or depreciation are recorded in options written in the fund’s statement of operations. As of June 30, 2023, the fund did not have any open option contracts.

The fund has entered into the following types of option contracts:

Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $38,946,157,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,935,268,000.

American Funds Strategic Bond Fund	45

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $13,954,330,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

46	American Funds Strategic Bond Fund

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $4,309,182,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$52,468	Unrealized depreciation*	$349,696
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	11,930	Unrealized depreciation on open forward currency contracts	36,075
Swap (centrally cleared)	Interest	Unrealized appreciation*	186,149	Unrealized depreciation*	215,031
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	76,644
			$250,547		$677,446

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized loss on investments in unaffiliated issuers	$(538)	Net unrealized appreciation on investments in unaffiliated issuers	$—
Options purchased (futures style)	Interest	Net realized loss on options purchased on futures (futures style)	(234)	Net unrealized appreciation on options purchased on futures (futures style)	—
Options written	Interest	Net realized gain on written options	434	Net unrealized appreciation on written options	—
Futures	Interest	Net realized loss on futures contracts	(38,883)	Net unrealized depreciation on futures contracts	(439,997)
Forward currency	Currency	Net realized loss on forward currency contracts	(26,087)	Net unrealized depreciation on forward currency contracts	(45,234)
Swap	Interest	Net realized loss on swap contracts	(169,193)	Net unrealized appreciation on swap contracts	221,728
Swap	Credit	Net realized loss on swap contracts	(144,019)	Net unrealized appreciation on swap contracts	32,477
			$(378,520)		$(231,026)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

American Funds Strategic Bond Fund	47

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Bank of America	$1,750	$(1,750)	$—	$—	$—
BNP Paribas	14	—	—	—	14
Goldman Sachs	1,881	—	(1,881)	—	—
HSBC Bank	224	(224)	—	—	—
JPMorgan Chase	3,399	—	—	—	3,399
Morgan Stanley	2,215	(295)	(1,364)	—	556
UBS AG	2,447	—	—	—	2,447
Total	$11,930	$(2,269)	$(3,245)	$—	$6,416
Liabilities:
Bank of America	$20,689	$(1,750)	$(18,939)	$—	$—
Citibank	8,207	—	(8,207)	—	—
HSBC Bank	6,837	(224)	(6,613)	—	—
Morgan Stanley	295	(295)	—	—	—
Standard Chartered Bank	47	—	—	—	47
Total	$36,075	$(2,269)	$(33,759)	$—	$47

*	Collateral is shown on a settlement basis.

48	American Funds Strategic Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Distributions in excess of ordinary income	$10,274
Late year ordinary loss deferral[1]	(59,498)
Capital loss carryforward[2]	(230,115)

[1]	This deferral is considered incurred in the subsequent year.
[2]	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$339,913
Gross unrealized depreciation on investments	(2,179,700)
Net unrealized depreciation on investments	(1,839,787)
Cost of investments	24,737,041

American Funds Strategic Bond Fund	49

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023					Year ended December 31, 2022
Share class	Ordinary income[3]		Long-term capital gains	Total distributions paid		Ordinary income		Return of capital		Total distributions paid
Class A	$32,231		$—	$32,231		$115,711		$1,564		$117,275
Class C	925		—	925		3,901		53		3,954
Class T	—	[4]	—	—	[4]	1		—	[4]	1
Class F-1	4,119		—	4,119		14,822		200		15,022
Class F-2	81,923		—	81,923		236,506		3,226		239,732
Class F-3	38,002		—	38,002		106,928		1,462		108,390
Class 529-A	1,032		—	1,032		3,780		51		3,831
Class 529-C	65		—	65		288		4		292
Class 529-E	39		—	39		156		2		158
Class 529-T	—	[4]	—	—	[4]	1		—	[4]	1
Class 529-F-1	—	[4]	—	—	[4]	—	[4]	—	[4]	—	[4]
Class 529-F-2	376		—	376		1,296		17		1,313
Class 529-F-3	—	[4]	—	—	[4]	1		—	[4]	1
Class R-1	13		—	13		69		1		70
Class R-2	87		—	87		258		4		262
Class R-2E	36		—	36		114		2		116
Class R-3	176		—	176		567		8		575
Class R-4	291		—	291		870		12		882
Class R-5E	78		—	78		229		3		232
Class R-5	138		—	138		218		3		221
Class R-6	88,636		—	88,636		267,146		3,662		270,808
Total	$248,167		$—	$248,167		$752,862		$10,274		$763,136

[3]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2023.
[4]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.280% on the first $15 billion of daily net assets and decreasing to 0.245% on such assets in excess of $15 billion. During the six months ended June 30, 2023, CRMC waived investment advisory services fees of $26,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $23,672,000 were reduced to $23,646,000, both of which were equivalent to an annualized rate of 0.275% of average daily net assets.

50	American Funds Strategic Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, unreimbursed expenses subject to reimbursement totaled $1,128,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $35,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

American Funds Strategic Bond Fund	51

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,766	$1,336		$377		Not applicable
Class C	488	52		15		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	392	172		47		Not applicable
Class F-2	Not applicable	2,693		843		Not applicable
Class F-3	Not applicable	10		374		Not applicable
Class 529-A	92	40		12		$24
Class 529-C	35	3		1		2
Class 529-E	8	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	3		4		8
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	7	1		—	*	Not applicable
Class R-2	32	11		1		Not applicable
Class R-2E	9	3		—	*	Not applicable
Class R-3	35	9		2		Not applicable
Class R-4	27	8		3		Not applicable
Class R-5E	Not applicable	4		1		Not applicable
Class R-5	Not applicable	2		1		Not applicable
Class R-6	Not applicable	24		898		Not applicable
Total class-specific expenses	$4,891	$4,372		$2,580		$35

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $27,000 in the fund’s statement of operations reflects $26,000 in current fees (either paid in cash or deferred) and a net increase of $1,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

52	American Funds Strategic Bond Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares

Six months ended June 30, 2023

Class A	$477,637	49,851	$32,023		3,369		$(231,089)	(24,180)	$278,571		29,040
Class C	28,959	3,035	920		97		(15,106)	(1,591)	14,773		1,541
Class T	—	—	—		—		—	—	—		—
Class F-1	96,051	10,011	4,109		433		(54,518)	(5,729)	45,642		4,715
Class F-2	2,051,471	213,817	80,420		8,461		(899,683)	(94,121)	1,232,208		128,157
Class F-3	858,383	89,649	37,306		3,927		(309,874)	(32,377)	585,815		61,199
Class 529-A	14,398	1,505	1,032		108		(8,919)	(932)	6,511		681
Class 529-C	2,581	268	65		7		(1,257)	(132)	1,389		143
Class 529-E	517	54	39		4		(337)	(35)	219		23
Class 529-T	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	—	†	—	†
Class 529-F-2	5,156	541	376		40		(2,364)	(248)	3,168		333
Class 529-F-3	—	—	—	†	—	†	—	—	—	†	—	†
Class R-1	160	18	13		1		(72)	(8)	101		11
Class R-2	3,799	396	87		9		(825)	(87)	3,061		318
Class R-2E	977	102	36		4		(485)	(50)	528		56
Class R-3	6,900	723	175		19		(3,105)	(325)	3,970		417
Class R-4	5,199	543	291		31		(1,601)	(168)	3,889		406
Class R-5E	793	83	75		8		(1,266)	(133)	(398)		(42)
Class R-5	6,197	642	134		14		(637)	(66)	5,694		590
Class R-6	510,977	53,686	88,346		9,282		(288,200)	(30,652)	311,123		32,316
Total net increase (decrease)	$4,070,155	424,924	$245,447		25,814		$(1,819,338)	(190,834)	$2,496,264		259,904

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	53

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$1,014,827	98,010	$116,524		11,882		$(557,717)	(54,740)	$573,634	55,152
Class C	39,293	3,811	3,945		406		(42,915)	(4,144)	323	73
Class T	—	—	—		—		—	—	—	—
Class F-1	224,573	22,060	14,984		1,528		(217,743)	(21,440)	21,814	2,148
Class F-2	4,288,636	422,518	238,583		24,432		(1,886,924)	(186,116)	2,640,295	260,834
Class F-3	1,902,351	184,608	106,710		10,926		(672,654)	(66,935)	1,336,407	128,599
Class 529-A	24,226	2,341	3,829		390		(19,088)	(1,840)	8,967	891
Class 529-C	2,335	225	292		30		(3,406)	(329)	(779)	(74)
Class 529-E	407	39	158		16		(671)	(65)	(106)	(10)
Class 529-T	—	—	1		—	†	—	—	1	—	†
Class 529-F-1	—	—	—	†	—	†	—	—	— †	—	†
Class 529-F-2	9,296	885	1,312		133		(6,303)	(608)	4,305	410
Class 529-F-3	—	—	—	†	—	†	—	—	— †	—	†
Class R-1	1,591	147	70		7		(1,396)	(140)	265	14
Class R-2	2,103	205	261		27		(2,467)	(234)	(103)	(2)
Class R-2E	2,357	228	115		12		(572)	(54)	1,900	186
Class R-3	7,906	762	574		59		(5,289)	(516)	3,191	305
Class R-4	9,733	984	880		90		(4,776)	(471)	5,837	603
Class R-5E	4,581	457	220		23		(749)	(74)	4,052	406
Class R-5	4,351	419	201		21		(2,136)	(202)	2,416	238
Class R-6	3,396,111	330,417	269,679		27,661		(289,598)	(28,746)	3,376,192	329,332
Total net increase (decrease)	$10,934,677	1,068,116	$758,338		77,643		$(3,714,404)	(366,654)	$7,978,611	779,105

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $38,518,701,000 and $34,186,507,000, respectively, during the six months ended June 30, 2023.

54	American Funds Strategic Bond Fund

Financial highlights

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2023[5,6]	$9.42	$.19	$(.24)	$(.05)	$(.12)	$—	$—	$(.12)	$9.25	(.56)%[7]	$2,592		.73%[8]		.73%[8]		3.94	%8
12/31/2022	11.36	.39	(1.83)	(1.44)	(.49)	—	(.01)	(.50)	9.42	(12.72)	2,364		.73		.73		3.78
12/31/2021	11.68	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.36	(1.13)	2,224		.75		.75		2.45
12/31/2020	10.28	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.68	18.09	1,681		.85		.83		1.33
12/31/2019	9.83	.23	.54	.77	(.10)	(.22)	—	(.32)	10.28	7.84	669		.96		.95		2.28
12/31/2018	10.15	.32	(.29)	.03	(.35)	—	—	(.35)	9.83	.27	395		1.01		.97		3.18
Class C:
6/30/2023[5,6]	9.36	.15	(.22)	(.07)	(.09)	—	—	(.09)	9.20	(.79)[7]	103		1.43	[8]	1.43	[8]	3.25	[8]
12/31/2022	11.30	.31	(1.82)	(1.51)	(.42)	—	(.01)	(.43)	9.36	(13.41)	90		1.43		1.43		3.05
12/31/2021	11.61	.19	(.39)	(.20)	(.11)	—	—	(.11)	11.30	(1.77)	108		1.46		1.45		1.70
12/31/2020	10.23	.07	1.69	1.76	(.15)	(.23)	—	(.38)	11.61	17.16	125		1.54		1.53		.62
12/31/2019	9.80	.16	.53	.69	(.04)	(.22)	—	(.26)	10.23	7.13	35		1.67		1.66		1.56
12/31/2018	10.12	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.80	(.52)	21		1.81		1.77		2.37
Class T:
6/30/2023[5,6]	9.42	.20	(.22)	(.02)	(.14)	—	—	(.14)	9.26	(.26)[7,9]	—	[10]	.35	[8,9]	.35	[8,9]	4.31	[8,9]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.55)[9]	—	[10]	.43	[9]	.43	[9]	4.06	[9]
12/31/2021	11.69	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.36	(.85)[9]	—	[10]	.46	[9]	.45	[9]	2.70	[9]
12/31/2020	10.28	.18	1.71	1.89	(.25)	(.23)	—	(.48)	11.69	18.37 [9]	—	[10]	.58	[9]	.56	[9]	1.61	[9]
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.22 [9]	—	[10]	.69	[9]	.68	[9]	2.57	[9]
12/31/2018	10.15	.34	(.30)	.04	(.36)	—	—	(.36)	9.83	.46 [9]	—	[10]	.82	[9]	.77	[9]	3.37	[9]
Class F-1:
6/30/2023[5,6]	9.41	.19	(.24)	(.05)	(.12)	—	—	(.12)	9.24	(.43)[7]	327		.69	[8]	.69	[8]	4.00	[8]
12/31/2022	11.34	.39	(1.81)	(1.42)	(.50)	—	(.01)	(.51)	9.41	(12.82)	288		.71		.71		3.78
12/31/2021	11.66	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.34	(1.04)	323		.74		.73		2.45
12/31/2020	10.28	.15	1.69	1.84	(.23)	(.23)	—	(.46)	11.66	18.02	289		.79		.78		1.30
12/31/2019	9.82	.24	.54	.78	(.10)	(.22)	—	(.32)	10.28	7.94	13		.95		.95		2.29
12/31/2018	10.14	.31	(.30)	.01	(.33)	—	—	(.33)	9.82	.16	8		1.10		1.06		3.08
Class F-2:
6/30/2023[5,6]	9.42	.20	(.23)	(.03)	(.13)	—	—	(.13)	9.26	(.30)[7]	6,093		.42	[8]	.42	[8]	4.27	[8]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.55)	4,992		.44		.44		4.09
12/31/2021	11.68	.32	(.41)	(.09)	(.23)	—	—	(.23)	11.36	(.77)	3,056		.47		.46		2.78
12/31/2020	10.28	.19	1.69	1.88	(.25)	(.23)	—	(.48)	11.68	18.31	1,680		.53		.52		1.58
12/31/2019	9.83	.26	.54	.80	(.13)	(.22)	—	(.35)	10.28	8.23	124		.67		.66		2.56
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.48	70		.80		.76		3.39
Class F-3:
6/30/2023[5,6]	9.42	.21	(.23)	(.02)	(.14)	—	—	(.14)	9.26	(.26)[7]	2,717		.33	[8]	.33	[8]	4.37	[8]
12/31/2022	11.36	.43	(1.83)	(1.40)	(.53)	—	(.01)	(.54)	9.42	(12.46)	2,188		.33		.33		4.21
12/31/2021	11.68	.33	(.41)	(.08)	(.24)	—	—	(.24)	11.36	(.67)	1,179		.37		.36		2.89
12/31/2020	10.28	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.68	18.51	549		.45		.44		1.69
12/31/2019	9.82	.28	.54	.82	(.14)	(.22)	—	(.36)	10.28	8.34	82		.56		.56		2.68
12/31/2018	10.14	.35	(.30)	.05	(.37)	—	—	(.37)	9.82	.57	30		.71		.67		3.48
Class 529-A:
6/30/2023[5,6]	9.41	.19	(.23)	(.04)	(.12)	—	—	(.12)	9.25	(.45)[7]	82		.72	[8]	.72	[8]	3.96	[8]
12/31/2022	11.35	.39	(1.83)	(1.44)	(.49)	—	(.01)	(.50)	9.41	(12.74)	77		.72		.72		3.79
12/31/2021	11.67	.28	(.40)	(.12)	(.20)	—	—	(.20)	11.35	(1.13)	83		.75		.74		2.45
12/31/2020	10.27	.15	1.70	1.85	(.22)	(.23)	—	(.45)	11.67	18.13	69		.84		.82		1.35
12/31/2019	9.82	.23	.54	.77	(.10)	(.22)	—	(.32)	10.27	7.83	33		.96		.95		2.28
12/31/2018	10.14	.32	(.30)	.02	(.34)	—	—	(.34)	9.82	.25	18		1.03		.98		3.17

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	55

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2023[5,6]	$9.37	$.15	$(.22)	$(.07)	$(.09)	$—	$—	$(.09)	$9.21	(.81)%[7]	$8		1.49%[8]		1.49%[8]		3.20%[8]
12/31/2022	11.30	.31	(1.82)	(1.51)	(.41)	—	(.01)	(.42)	9.37	(13.46)	7		1.49		1.49		3.01
12/31/2021	11.62	.19	(.40)	(.21)	(.11)	—	—	(.11)	11.30	(1.81)	9		1.51		1.50		1.66
12/31/2020	10.23	.07	1.68	1.75	(.13)	(.23)	—	(.36)	11.62	17.17	9		1.63		1.61		.59
12/31/2019	9.80	.15	.53	.68	(.03)	(.22)	—	(.25)	10.23	7.09	9		1.73		1.72		1.50
12/31/2018	10.12	.23	(.28)	(.05)	(.27)	—	—	(.27)	9.80	(.62)	6		1.86		1.81		2.33
Class 529-E:
6/30/2023[5,6]	9.41	.18	(.23)	(.05)	(.11)	—	—	(.11)	9.25	(.55)[7]	3		.92	[8]	.92	[8]	3.75	[8]
12/31/2022	11.35	.37	(1.83)	(1.46)	(.47)	—	(.01)	(.48)	9.41	(12.99)	3		.92		.92		3.57
12/31/2021	11.67	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.35	(1.26)	4		.96		.95		2.18
12/31/2020	10.27	.13	1.70	1.83	(.20)	(.23)	—	(.43)	11.67	17.75	4		1.05		1.03		1.12
12/31/2019	9.82	.21	.54	.75	(.08)	(.22)	—	(.30)	10.27	7.73	2		1.16		1.15		2.08
12/31/2018	10.15	.29	(.30)	(.01)	(.32)	—	—	(.32)	9.82	(.09)	1		1.29		1.25		2.90
Class 529-T:
6/30/2023[5,6]	9.43	.20	(.22)	(.02)	(.14)	—	—	(.14)	9.27	(.40)[7,9]	—	[10]	.41	[8,9]	.41	[8,9]	4.24	[8,9]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52)	—	(.01)	(.53)	9.43	(12.58)[9]	—	[10]	.49	[9]	.49	[9]	4.00	[9]
12/31/2021	11.69	.30	(.40)	(.10)	(.22)	—	—	(.22)	11.37	(.83)[9]	—	[10]	.53	[9]	.52	[9]	2.64	[9]
12/31/2020	10.29	.18	1.69	1.87	(.24)	(.23)	—	(.47)	11.69	18.30 [9]	—	[10]	.64	[9]	.62	[9]	1.57	[9]
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.15 [9]	—	[10]	.74	[9]	.73	[9]	2.52	[9]
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.40 [9]	—	[10]	.88	[9]	.83	[9]	3.32	[9]
Class 529-F-1:
6/30/2023[5,6]	9.42	.20	(.24)	(.04)	(.13)	—	—	(.13)	9.25	(.34)[7,9]	—	[10]	.50	[8,9]	.50	[8,9]	4.15	[8,9]
12/31/2022	11.35	.41	(1.82)	(1.41)	(.51)	—	(.01)	(.52)	9.42	(12.63)[9]	—	[10]	.52	[9]	.52	[9]	3.96	[9]
12/31/2021	11.68	.30	(.41)	(.11)	(.22)	—	—	(.22)	11.35	(.94)[9]	—	[10]	.55	[9]	.54	[9]	2.60	[9]
12/31/2020	10.28	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.68	18.35 [9]	—	[10]	.63	[9]	.61	[9]	1.57	[9]
12/31/2019	9.83	.26	.53	.79	(.12)	(.22)	—	(.34)	10.28	8.07	13		.73		.72		2.50
12/31/2018	10.15	.33	(.29)	.04	(.36)	—	—	(.36)	9.83	.41	5		.86		.81		3.33
Class 529-F-2:
6/30/2023[5,6]	9.42	.20	(.23)	(.03)	(.14)	—	—	(.14)	9.25	(.40)[7]	27		.41	[8]	.41	[8]	4.27	[8]
12/31/2022	11.36	.42	(1.83)	(1.41)	(.52)	—	(.01)	(.53)	9.42	(12.47)	24		.43		.43		4.09
12/31/2021	11.68	.31	(.40)	(.09)	(.23)	—	—	(.23)	11.36	(.86)	25		.48		.47		2.72
12/31/2020[5,11]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.04 [7]	21		.09	[7]	.08	[7]	.28	[7]
Class 529-F-3:
6/30/2023[5,6]	9.41	.20	(.22)	(.02)	(.14)	—	—	(.14)	9.25	(.29)[7]	—	[10]	.39	[8]	.39	[8]	4.26	[8]
12/31/2022	11.35	.42	(1.82)	(1.40)	(.53)	—	(.01)	(.54)	9.41	(12.52)	—	[10]	.39		.39		4.09
12/31/2021	11.68	.31	(.41)	(.10)	(.23)	—	—	(.23)	11.35	(.83)	—	[10]	.46		.43		2.71
12/31/2020[5,11]	11.78	.03	.21	.24	(.11)	(.23)	—	(.34)	11.68	2.07 [7]	—	[10]	.12	[7]	.08	[7]	.28	[7]
Class R-1:
6/30/2023[5,6]	9.42	.15	(.23)	(.08)	(.09)	—	—	(.09)	9.25	(.85)[7]	1		1.43	[8]	1.43	[8]	3.24	[8]
12/31/2022	11.34	.32	(1.82)	(1.50)	(.41)	—	(.01)	(.42)	9.42	(13.36)	1		1.38		1.38		3.16
12/31/2021	11.66	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.34	(1.70)	2		1.43		1.43		1.74
12/31/2020	10.25	.08	1.69	1.77	(.13)	(.23)	—	(.36)	11.66	17.19	1		1.53		1.50		.71
12/31/2019	9.82	.16	.53	.69	(.04)	(.22)	—	(.26)	10.25	7.26	2		1.60		1.60		1.52
12/31/2018	10.15	.25	(.30)	(.05)	(.28)	—	—	(.28)	9.82	(.54)[9]	1		1.73	[9]	1.68	[9]	2.50	[9]

Refer to the end of the table for footnotes.

56	American Funds Strategic Bond Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2023[5,6]	$9.39	$.16	$(.24)	$(.08)	$(.09)	$—	$—	$(.09)	$9.22	(.74)%[7]	$9		1.34%[8]		1.34%[8]		3.37%[8]
12/31/2022	11.32	.32	(1.81)	(1.49)	(.43)	—	(.01)	(.44)	9.39	(13.42)	6		1.37		1.37		3.10
12/31/2021	11.64	.20	(.40)	(.20)	(.12)	—	—	(.12)	11.32	(1.71)	7		1.40		1.39		1.78
12/31/2020	10.25	.08	1.69	1.77	(.15)	(.23)	—	(.38)	11.64	17.32	7		1.51		1.49		.67
12/31/2019	9.81	.16	.54	.70	(.04)	(.22)	—	(.26)	10.25	7.14	3		1.64		1.63		1.61
12/31/2018	10.13	.24	(.29)	(.05)	(.27)	—	—	(.27)	9.81	(.45)	2		1.73		1.68		2.46
Class R-2E:
6/30/2023[5,6]	9.40	.17	(.23)	(.06)	(.10)	—	—	(.10)	9.24	(.63)[7]	3		1.12	[8]	1.12	[8]	3.56	[8]
12/31/2022	11.35	.35	(1.83)	(1.48)	(.46)	—	(.01)	(.47)	9.40	(13.12)	3		1.13		1.13		3.42
12/31/2021	11.67	.24	(.41)	(.17)	(.15)	—	—	(.15)	11.35	(1.53)	1		1.15		1.15		2.07
12/31/2020	10.28	.11	1.70	1.81	(.19)	(.23)	—	(.42)	11.67	17.66	1		1.25		1.23		.96
12/31/2019	9.83	.20	.54	.74	(.07)	(.22)	—	(.29)	10.28	7.55 [9]	—	[10]	1.26	[9]	1.23	[9]	1.98	[9]
12/31/2018	10.15	.30	(.29)	.01	(.33)	—	—	(.33)	9.83	.15 [9]	—	[10]	1.24	[9]	1.18	[9]	3.07	[9]
Class R-3:
6/30/2023[5,6]	9.40	.18	(.23)	(.05)	(.11)	—	—	(.11)	9.24	(.66)[7]	16		.96	[8]	.96	[8]	3.74	[8]
12/31/2022	11.34	.37	(1.83)	(1.46)	(.47)	—	(.01)	(.48)	9.40	(13.02)	12		.97		.97		3.55
12/31/2021	11.66	.25	(.40)	(.15)	(.17)	—	—	(.17)	11.34	(1.28)	11		.99		.99		2.21
12/31/2020	10.26	.13	1.69	1.82	(.19)	(.23)	—	(.42)	11.66	17.75	8		1.09		1.07		1.10
12/31/2019	9.82	.21	.53	.74	(.08)	(.22)	—	(.30)	10.26	7.71	4		1.18		1.17		2.05
12/31/2018	10.14	.29	(.29)	— [12]	(.32)	—	—	(.32)	9.82	(.11)	3		1.31		1.27		2.89
Class R-4:
6/30/2023[5,6]	9.41	.19	(.23)	(.04)	(.12)	—	—	(.12)	9.25	(.52)[7]	22		.66	[8]	.66	[8]	4.04	[8]
12/31/2022	11.35	.40	(1.83)	(1.43)	(.50)	—	(.01)	(.51)	9.41	(12.75)	19		.66		.66		3.84
12/31/2021	11.67	.29	(.40)	(.11)	(.21)	—	—	(.21)	11.35	(.96)	16		.69		.68		2.56
12/31/2020	10.27	.16	1.70	1.86	(.23)	(.23)	—	(.46)	11.67	18.07	7		.79		.77		1.40
12/31/2019	9.82	.24	.54	.78	(.11)	(.22)	—	(.33)	10.27	8.00	4		.90		.89		2.34
12/31/2018	10.15	.31	(.30)	.01	(.34)	—	—	(.34)	9.82	.17	3		1.03		.99		3.16
Class R-5E:
6/30/2023[5,6]	9.43	.20	(.24)	(.04)	(.13)	—	—	(.13)	9.26	(.33)[7]	5		.47	[8]	.47	[8]	4.19	[8]
12/31/2022	11.37	.41	(1.82)	(1.41)	(.52)	—	(.01)	(.53)	9.43	(12.58)	6		.46		.46		4.01
12/31/2021	11.69	.31	(.41)	(.10)	(.22)	—	—	(.22)	11.37	(.91)	2		.52		.51		2.73
12/31/2020	10.29	.18	1.70	1.88	(.25)	(.23)	—	(.48)	11.69	18.35	2		.60		.58		1.59
12/31/2019	9.83	.26	.54	.80	(.12)	(.22)	—	(.34)	10.29	8.19	—	[10]	.72		.71		2.51
12/31/2018	10.16	.34	(.30)	.04	(.37)	—	—	(.37)	9.83	.38	—	[10]	.82		.77		3.44
Class R-5:
6/30/2023[5,6]	9.43	.21	(.23)	(.02)	(.14)	—	—	(.14)	9.27	(.38)[7]	10		.37	[8]	.37	[8]	4.39	[8]
12/31/2022	11.37	.42	(1.82)	(1.40)	(.53)	—	(.01)	(.54)	9.43	(12.48)	5		.38		.38		4.11
12/31/2021	11.69	.32	(.40)	(.08)	(.24)	—	—	(.24)	11.37	(.70)	3		.40		.40		2.79
12/31/2020	10.29	.19	1.70	1.89	(.26)	(.23)	—	(.49)	11.69	18.44	3		.51		.49		1.67
12/31/2019	9.83	.27	.54	.81	(.13)	(.22)	—	(.35)	10.29	8.28	1		.62		.61		2.62
12/31/2018	10.15	.34	(.29)	.05	(.37)	—	—	(.37)	9.83	.52	1		.76		.72		3.43
Class R-6:
6/30/2023[5,6]	9.43	.21	(.23)	(.02)	(.14)	—	—	(.14)	9.27	(.26)[7]	5,919		.33	[8]	.33	[8]	4.35	[8]
12/31/2022	11.37	.43	(1.83)	(1.40)	(.53)	—	(.01)	(.54)	9.43	(12.45)	5,718		.33		.33		4.19
12/31/2021	11.69	.34	(.42)	(.08)	(.24)	—	—	(.24)	11.37	(.67)	3,149		.36		.36		2.94
12/31/2020	10.29	.20	1.69	1.89	(.26)	(.23)	—	(.49)	11.69	18.49	1,243		.42		.42		1.68
12/31/2019	9.83	.26	.56	.82	(.14)	(.22)	—	(.36)	10.29	8.33	10		.63		.59		2.52
12/31/2018	10.15	.35	(.30)	.05	(.37)	—	—	(.37)	9.83	.56	29		.71		.67		3.47

Refer to the end of the table for footnotes.

American Funds Strategic Bond Fund	57

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[13,14]	2023[5,6,7]	2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	38%	75%	106%	155%	410%	295%
Including mortgage dollar roll transactions	236%	228%	164%	367%	428%	295%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees, reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

58	American Funds Strategic Bond Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Strategic Bond Fund	59

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$994.38	$3.61	.73%
Class A – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class C – actual return	1,000.00	992.05	7.06	1.43
Class C – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class T – actual return	1,000.00	997.39	1.73	.35
Class T – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class F-1 – actual return	1,000.00	995.66	3.41	.69
Class F-1 – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class F-2 – actual return	1,000.00	996.97	2.08	.42
Class F-2 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class F-3 – actual return	1,000.00	997.43	1.63	.33
Class F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 529-A – actual return	1,000.00	995.46	3.56	.72
Class 529-A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 529-C – actual return	1,000.00	991.85	7.36	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E – actual return	1,000.00	994.54	4.55	.92
Class 529-E – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-T – actual return	1,000.00	996.01	2.03	.41
Class 529-T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-1 – actual return	1,000.00	996.58	2.48	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 529-F-2 – actual return	1,000.00	995.98	2.03	.41
Class 529-F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-3 – actual return	1,000.00	997.10	1.93	.39
Class 529-F-3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-1 – actual return	1,000.00	991.54	7.06	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 – actual return	1,000.00	992.57	6.62	1.34
Class R-2 – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class R-2E – actual return	1,000.00	993.69	5.54	1.12
Class R-2E – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-3 – actual return	1,000.00	993.42	4.74	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	994.78	3.26	.66
Class R-4 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class R-5E – actual return	1,000.00	996.71	2.33	.47
Class R-5E – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-5 – actual return	1,000.00	996.19	1.83	.37
Class R-5 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 – actual return	1,000.00	997.44	1.63	.33
Class R-6 – assumed 5% return	1,000.00	1,023.16	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

60	American Funds Strategic Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Strategic Bond Fund	61

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

62	American Funds Strategic Bond Fund

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American Funds Strategic Bond Fund	65

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American Funds Strategic Bond Fund	67

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

68	American Funds Strategic Bond Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Strategic Bond Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Strategic Bond Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS STRATEGIC BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: August 31, 2023